UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 2.4%
Anheuser-Busch InBev NV	444,319	$46,059,930
Brazil — 1.0%
Souza Cruz SA	1,841,811	19,921,025
Canada — 3.1%
National Bank of Canada	215,507	18,701,456
Rogers Communications, Inc., Class B	886,424	40,229,783

		58,931,239
Finland — 1.6%
Kone Oyj, Class B	340,739	30,040,443
France — 7.1%
Eutelsat Communications SA	1,051,485	33,256,386
Legrand SA	332,062	18,819,896
Sanofi SA	536,855	57,241,420
Total SA	437,987	26,871,903

		136,189,605
Germany — 1.9%
Deutsche Post AG, Registered Shares	1,074,873	36,300,090
Italy — 1.4%
ENI SpA	1,049,432	26,641,972
Japan — 2.1%
Japan Tobacco, Inc.	1,109,100	40,131,325
Netherlands — 1.9%
Royal Dutch Shell PLC, B Shares	1,076,172	37,257,392
Singapore — 2.2%
DBS Group Holdings Ltd.	1,931,000	26,032,722
Singapore Telecommunications Ltd.	5,141,000	15,612,098

		41,644,820
Sweden — 5.6%
Atlas Copco AB, A Shares	1,138,409	31,542,024
Hennes & Mauritz AB, B Shares	1,138,267	49,186,648
Svenska Handelsbanken AB, A Shares	599,294	27,104,004

		107,832,676
Switzerland — 9.9%
Givaudan SA, Registered Shares	13,474	19,108,669
Nestlé SA, Registered Shares	634,159	45,776,108
Novartis AG, Registered Shares	656,181	50,934,465
Roche Holding AG	217,983	60,280,020
Syngenta AG, Registered Shares	38,122	15,386,676

		191,485,938

Common Stocks	Shares	Value
Taiwan — 0.8%
Far EasTone Telecommunications Co. Ltd.	7,051,500	$16,153,587
United Kingdom — 15.7%
BHP Billiton PLC	936,874	28,910,741
British American Tobacco PLC	763,851	42,143,720
Diageo PLC	1,185,942	37,805,124
GlaxoSmithKline PLC	1,169,060	30,819,432
HSBC Holdings PLC	2,481,600	27,135,798
Imperial Tobacco Group PLC	1,861,831	69,510,062
Unilever PLC	829,477	33,636,441
Vodafone Group PLC	8,764,471	32,102,412

		302,063,730
United States — 40.8%
Altria Group, Inc.	1,151,556	42,872,430
AT&T Inc.	981,302	35,523,132
Chevron Corp.	311,089	37,318,236
The Coca-Cola Co.	1,341,965	53,101,555
Emerson Electric Co.	405,521	27,157,741
Genuine Parts Co.	439,491	34,645,076
Johnson & Johnson	333,675	30,901,642
Kraft Foods Group, Inc.	694,204	37,750,814
Lorillard, Inc.	914,793	46,663,591
McDonald’s Corp.	538,789	52,003,914
Merck & Co., Inc.	1,026,020	46,263,242
Microsoft Corp.	1,697,763	60,015,922
Northrop Grumman Corp.	160,501	17,255,463
PepsiCo, Inc.	318,812	26,808,901
Pfizer, Inc.	1,943,059	59,613,050
Philip Morris International, Inc.	386,897	34,480,261
Reynolds American, Inc.	415,666	21,352,762
U.S. Bancorp	731,602	27,332,651
United Parcel Service, Inc., Class B	355,081	34,883,157
United Technologies Corp.	280,928	29,848,600
Verizon Communications, Inc.	574,375	29,011,681

		784,803,821
Total Long-Term Investments (Cost — $1,558,106,170) — 97.5%		1,875,457,593

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	69,800,465	69,800,465
Total Short-Term Securities (Cost — $69,800,465) — 3.7%		69,800,465
Total Investments (Cost — $1,627,906,635*) — 101.2%		1,945,258,058
Liabilities in Excess of Other Assets — (1.2)%		(22,275,376)

Net Assets — 100.0%		$1,922,982,682

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	BRL Brazilian Real EUR Euro GBP British Pound	JPY Japanese Yen USD US Dollar

BLACKROCK FUNDS II	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,630,032,498

Gross unrealized appreciation	$321,117,162
Gross unrealized depreciation	(5,891,602)

Net unrealized appreciation	$315,225,560

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	39,127,650	30,672,815	69,800,465	$4,030
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$1,510

(b)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of October 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
BRL	4,907,994	USD	2,251,787	The Bank of New York Mellon	11/01/13	$(60,913)
EUR	1,490,729	USD	2,051,553	Citibank N.A.	11/04/13	(27,509)
GBP	1,190,653	USD	1,913,459	Citibank N.A.	11/04/13	(4,352)
JPY	555,136,442	USD	5,651,394	State Street Bank and Trust Co.	11/05/13	(5,747)
Total						$(98,521)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

2	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$46,059,930	—	$46,059,930
Brazil	$19,921,025	—	—	19,921,025
Canada	58,931,239	—	—	58,931,239
Finland	—	30,040,443	—	30,040,443
France	—	136,189,605	—	136,189,605
Germany	—	36,300,090	—	36,300,090
Italy	—	26,641,972	—	26,641,972
Japan	—	40,131,325	—	40,131,325
Netherlands	—	37,257,392	—	37,257,392
Singapore	—	41,644,820	—	41,644,820
Sweden	—	107,832,676	—	107,832,676
Switzerland	—	191,485,938	—	191,485,938
Taiwan	—	16,153,587	—	16,153,587
United Kingdom	—	302,063,730	—	302,063,730
United States	784,803,821	—	—	784,803,821
Short-Term Securities	69,800,465	—	—	69,800,465
Total	$933,456,550	$1,011,801,508	—	$1,945,258,058

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	$(98,521)	—	—	$(98,521)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK FUNDS II	OCTOBER 31, 2013	3

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd.:
Series 2013-1A, Class C, 2.99%, 4/20/25 (a)(b)	USD	2,000	$1,920,000
Series 2013-1A, Class D, 3.84%, 4/20/25 (a)(b)		2,000	1,885,000
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.92%, 4/15/24 (a)(b)		4,750	4,548,125
ALM IV Ltd., Series 2011-4A, Class E, 4.44%, 7/18/22 (a)(b)		3,932	3,528,970
ALM Loan Funding, Series 2010-3AR, Class D, 4.51%, 11/20/20 (a)(b)		4,000	4,000,000
ALM V Ltd.:
Series 2012-5A, Class C, 4.76%, 2/13/23 (a)(b)		2,500	2,487,500
Series 2012-5A, Class D, 5.76%, 2/13/23 (a)(b)		5,000	4,829,500
ALM VII Ltd., Series 2012-7A, Class C, 4.74%, 10/19/24 (a)(b)		1,000	1,002,500
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.71%, 4/24/24 (a)(b)		5,000	4,796,500
Series 2013-7RA, Class D, 5.26%, 4/24/24 (a)(b)		2,000	1,850,000
AmeriCredit Automobile Receivables Trust:
Series 2011-4, Class A3, 1.17%, 5/09/16		1,537	1,539,531
Series 2013-2, Class B, 1.19%, 5/08/18		980	974,968
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,185,223
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,003,636
Series 2013-4, Class C, 2.72%, 9/09/19		900	914,799
Apidos CDO XI, Series 2012-11A, Class D, 4.49%, 1/17/23 (a)(b)		1,600	1,580,800
Apidos CDO XII, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)(b)		1,500	1,386,750
ARES CLO Ltd., Series 2013-3A, Class D, 3.74%, 10/17/24 (a)(b)		3,500	3,312,050
ARES XXVI CLO Ltd., Series 2013-1A, Class D, 3.99%, 4/15/25 (a)(b)		2,500	2,481,775
Atrium CDO Corp., Series 2013-10A, Class D, 3.78%, 7/16/25 (a)(b)		1,000	948,500
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.53%, 10/22/25 (a)(b)		2,500	2,344,250
Bear Stearns Asset Backed Securities Trust, Series 2006-1, Class M1, 0.67%, 2/25/36 (b)		3,300	2,819,157
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.77%, 7/15/24 (a)(b)		1,000	935,100
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.77%, 10/15/23 (a)(b)		2,750	2,750,000

Asset-Backed Securities	Par (000)		Value
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.29%, 4/17/25 (a)(b)	USD	1,000	$918,700
Callidus Debt Partners Fund Ltd., Series 4X, Class C, 2.07%, 4/17/20 (b)		2,000	1,960,000
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.74%, 1/20/25 (a)(b)		600	602,124
Series 2013-1A, Class C, 4.26%, 2/14/25 (a)(b)		2,000	1,968,400
Series 2013-2A, Class D, 4.00%, 4/18/25 (a)(b)		2,250	2,165,625
Cavalry CLO II Ltd., Series 2A, Class D, 4.24%, 1/17/24 (a)(b)		2,500	2,437,500
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 4.40%, 3/25/37 (b)(c)		9,390	4,958,964
Cent CLO LP, Series 2013-17A, Class C, 3.77%, 1/30/25 (a)(b)		1,000	951,700
Central Park CLO Ltd., Series 2011-1A, Class D, 3.44%, 7/23/22 (a)(b)		2,750	2,640,000
CFIP CLO Ltd., Series 2013-1A, Class D, 3.99%, 4/20/24 (a)(b)		1,500	1,425,000
Chase Issuance Trust, Series 2007-A3, Class A3, 5.23%, 4/15/19		5,000	5,662,415
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class B, 1.83%, 3/15/19 (a)		1,000	999,853
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.53%, 8/14/24 (a)(b)		1,750	1,756,475
Series 2012-2X, Class B1L, 4.51%, 12/05/24		2,000	1,975,000
Series 2013-1A, Class C, 3.85%, 4/16/25 (a)(b)		2,000	1,896,200
Series 2013-2A, Class B71, 3.85%, 4/21/25 (a)(b)		1,000	945,000
Series 2013-3A, Class C, 3.52%, 10/24/25 (a)(b)		2,000	1,837,200
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		4,000	4,013,300
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		2,740	2,740,685
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.24%, 7/17/23 (a)(b)		3,000	2,936,250
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25 (a)(b)		4,000	3,748,000
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		6,900	6,652,980

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR     American Depositary Receipts

AKA     Also Known As

CAD     Canadian Dollar

CDO    Collateralized Debt Obligation

CHF     Swiss Franc

CLO     Collateralized Loan Obligation

CLP     Chilean Peso

CNH     Chinese Offshore Yuan

ETF      Exchange Traded Fund

EUR     Euro

FKA     Formerly Known As

GBP     British Pound

GDR    Global Depositary Receipts

HKD     Hong Kong Dollar

KRW    South Korean Won

MLP     Master Limited Partnership

NOK    Norwegian Krone

NVDR   Non-Voting Depository Receipts

PLN     Polish Zloty

REIT    Real Estate Investment Trust

SGD     Singapore Dollar

TRY     Turkish Lira

USD     US Dollar

ZAR     South African Rand

4	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.77%, 10/25/24 (a)(b)	USD	725	$726,885
Ford Credit Floorplan Master Owner Trust A:
Series 2010-3, Class A1, 4.20%, 2/15/17 (a)		4,800	5,010,230
Series 2012-2, Class A, 1.92%, 1/15/19		2,230	2,274,979
Series 2013-5, Class A1, 1.50%, 9/15/18		3,595	3,633,592
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.66%, 11/15/24 (a)(b)		2,000	1,982,500
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.44%, 4/17/22 (a)(b)		5,750	5,704,000
Goldentree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.54%, 4/25/25 (a)(b)		1,500	1,395,300
Gramercy Park CLO Ltd., Series 2012-1A, Class D, 5.74%, 7/17/23 (a)(b)		2,500	2,362,500
GSAA Home Equity Trust:
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,783	3,187,598
Series 2006-4, Class 4A3, 5.25%, 3/25/36 (b)		8,538	5,422,875
GSAMP Trust, Series 2006-HE6, Class A4, 0.41%, 8/25/36 (b)		3,750	2,437,537
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25 (a)(b)		2,750	2,613,875
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)		1,390	1,369,150
Series 2013-T4, Class AT4, 1.18%, 8/15/44 (a)		2,200	2,198,680
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		1,460	1,460,730
ING Investment Management CLO Ltd.:
Series 2012-1A, Class C, 5.25%, 3/14/22 (a)(b)		3,000	3,000,000
Series 2013-2A, Class C, 3.74%, 4/25/25 (a)(b)		1,000	943,000
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.27%, 11/05/24 (a)(b)		2,300	2,264,810
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		6,605	3,937,802
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (a)(b)		5,000	4,715,000
Marea CLO Ltd., Series 2012-1X, Class D, 4.83%, 10/16/23 (b)		1,500	1,495,500
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.45%, 2/25/36 (b)		9,000	7,802,577
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (b)(c)		1,022	627,821
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.54%, 4/12/24 (a)(b)		750	706,875
Nationstar Mortgage Advance Receivables Trust, Series 2013-T2A, Class A2, 1.68%, 6/20/46 (a)		1,855	1,852,425
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.94%, 4/28/25 (a)(b)		2,000	1,936,380
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.50%, 10/15/25 (a)(b)		2,500	2,313,775
NovaStar Mortgage Funding Trust, Series 2006-2, Class A2C, 0.32%, 6/25/36 (b)		4,921	2,700,673

Asset-Backed Securities	Par (000)		Value
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.25%, 4/16/21 (a)(b)	USD	4,000	$4,004,000
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		205	218,493
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.24%, 1/15/24 (a)(b)		2,000	1,975,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.79%, 1/19/25 (a)(b)		4,000	3,780,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25 (a)(b)		500	470,300
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class D, 3.47%, 10/25/25 (a)(b)		1,000	937,890
Series 2013-1A, Class E, 4.72%, 10/25/25 (a)(b)		1,000	898,110
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.16%, 4/20/21 (a)(b)		2,076	2,071,219
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.14%, 1/22/25 (a)(b)		3,500	3,347,050
OZLM Funding Ltd., Series 2013-4A, Class C, 3.47%, 7/22/25 (a)(b)		1,250	1,135,625
Palmer Square CLO Ltd., Series 2013-1A, Class B, 3.12%, 5/15/25 (a)(b)		2,500	2,457,750
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)		2,500	2,479,023
Race Point CLO Ltd., Series 2012-7A, Class D, 4.52%, 11/08/24 (a)(b)		3,000	2,981,400
Race Point V CLO Ltd., Series 2011-5A, Class E, 6.75%, 12/15/22 (a)(b)		1,500	1,503,750
Regatta Funding LP, Series 2013-2A, Class C, 4.24%, 1/15/25 (a)(b)		1,750	1,722,875
Santander Drive Auto Receivables Trust:
Series 2012-2, Class C, 3.20%, 2/15/18		2,755	2,835,688
Series 2012-3, Class C, 3.01%, 4/16/18		2,530	2,606,922
Series 2012-4, Class B, 1.83%, 3/15/17		5,000	5,039,670
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,553,287
Series 2012-6, Class C, 1.94%, 3/15/18		4,312	4,324,811
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	4,887,472
Series 2013-1, Class B, 1.16%, 1/15/19		2,610	2,616,953
Series 2013-1, Class C, 1.76%, 1/15/19		2,500	2,497,030
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	985,941
Series 2013-3, Class D, 2.42%, 4/15/19		1,250	1,206,587
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,172,930
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		1,870	1,887,477
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,421,403
Series 2011-C, Class A1, 1.57%, 12/15/23 (a)(b)		3,957	3,983,579
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		3,170	3,300,693
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,009,029
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	516,059
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	792,098
Series 2013-B, Class A2B, 1.27%, 6/17/30 (a)(b)		1,455	1,439,519
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.84%, 7/28/21 (a)(b)		1,250	1,200,000

BLACKROCK FUNDS II	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Tyron Park CLO Ltd.:
Series 2013-1A, Class C, 3.77%, 7/15/25 (a)(b)	USD	1,250	$1,187,750
Series 2013-1A, Class D, 4.67%, 7/15/25 (a)(b)		2,200	1,937,100
The Unique Pub Finance Co. PLC:
Series 1999-A3, Class A3, 6.54%, 3/30/21	GBP	1,100	1,834,303
Series 2012-02, Class A4, 5.66%, 6/30/27		1,289	2,010,382
West CLO Ltd., Series 2013-1A, Class C, 3.89%, 11/07/25 (a)(b)	USD	2,500	2,376,325
Total Asset-Backed Securities — 5.4%			276,898,567

Common Stocks		Shares	Value
Aerospace & Defense — 0.4%
Northrop Grumman Corp.		58,112	6,247,621
United Technologies Corp.		108,071	11,482,544

			17,730,165
Air Freight & Logistics — 0.6%
Deutsche Post AG, Registered Shares		458,757	15,492,919
United Parcel Service, Inc., Class B		148,529	14,591,489

			30,084,408
Airlines — 0.1%
Copa Holdings SA, Class A		18,719	2,799,239
Auto Components — 0.1%
Delphi Automotive PLC		17,200	983,840
Mahle-Metal Leve SA Industria e Comercio		141,160	1,763,712

			2,747,552
Automobiles — 0.1%
Hyundai Motor Co., Preference Shares		17,103	1,860,681
Tata Motors Ltd. — ADR		106,974	3,350,426

			5,211,107
Beverages — 1.4%
Anheuser-Busch InBev NV		173,787	18,015,473
Cia Cervecerias Unidas SA — ADR		61,865	1,651,177
Cia de Bebidas das Americas — ADR		44,401	1,651,717
The Coca-Cola Co.		543,199	21,494,384
Diageo PLC		450,601	14,364,132
Fomento Economico Mexicano SAB de CV — ADR		20,846	1,944,932
PepsiCo, Inc.		130,959	11,012,342
Thai Beverage Pcl	3,359,000		1,472,717

			71,606,874
Biotechnology — 0.1%
Grifols SA		141,550	5,801,659
Building Products — 0.1%
Assa Abloy AB, Class B		74,068	3,675,042
Capital Markets — 0.1%
GAM Holding AG		197,793	3,695,934
Chemicals — 0.4%
Givaudan SA, Registered Shares		8,573	12,158,128
Syngenta AG, Registered Shares		22,626	9,132,231

			21,290,359
Commercial Banks — 1.7%
Banco de Chile	15,229,048		2,330,810

Common Stocks	Shares	Value
Commercial Banks (concluded)
Banco do Brasil SA	218,965	$2,907,869
Bank of China Ltd., H Shares	5,537,000	2,599,714
Credicorp Ltd.	18,434	2,518,084
DBS Group Holdings Ltd.	843,000	11,364,881
Grupo Financiero Santander Mexico SAB de CV — ADR, Class B	146,810	2,074,425
HSBC Holdings PLC	1,274,746	13,946,599
Industrial & Commercial Bank of China, H Shares	3,597,000	2,521,591
Itau UniBanco Holding SA — ADR	150,681	2,321,994
Kasikornbank Pcl — NVDR	102,200	626,043
Komercni Banka AS	4,849	1,201,136
Mega Financial Holding Co. Ltd.	2,061,000	1,784,597
National Bank of Canada	97,250	8,439,246
Nordea Bank AB	567,802	7,263,049
Siam Commercial Bank Pcl — NVDR	341,800	1,812,274
Standard Bank Group Ltd.	153,700	1,955,386
Svenska Handelsbanken AB, A Shares	261,179	11,812,227
U.S. Bancorp	308,090	11,510,242

		88,990,167
Commercial Services & Supplies — 0.2%
Bilfinger SE	62,381	6,922,473
Cleanaway Co. Ltd.	127,000	793,316

		7,715,789
Construction & Engineering — 0.2%
Ferrovial SA	176,519	3,364,777
Vinci SA	114,005	7,294,776

		10,659,553
Construction Materials — 0.0%
Siam City Cement Pcl — NVDR	64,700	825,966
Distributors — 0.3%
Genuine Parts Co.	172,630	13,608,423
Diversified Financial Services — 0.2%
BM&FBovespa SA	780,647	4,401,201
Bolsa Mexicana de Valores SAB de CV (d)	1,085,902	2,578,416
London Stock Exchange Group PLC	129,065	3,392,367

		10,371,984
Diversified Telecommunication Services — 1.0%
AT&T Inc.	376,177	13,617,607
BT Group PLC	786,773	4,760,511
Deutsche Telekom AG	410,051	6,443,863
Singapore Telecommunications Ltd.	1,791,000	5,438,877
Telefonica Deutschland Holding AG	341,445	2,689,591
Telekomunikasi Indonesia Persero Tbk PT	4,194,047	872,406
Verizon Communications, Inc.	235,632	11,901,772
Ziggo NV	178,026	7,631,864

		53,356,491
Electric Utilities — 0.2%
EDP — Energias do Brasil SA	302,052	1,725,857
Terna Rete Elettrica Nazionale SpA	1,529,682	7,572,548

		9,298,405
Electrical Equipment — 0.4%
Emerson Electric Co.	154,516	10,347,937
Legrand SA	204,936	11,614,922

		21,962,859
Electronic Equipment, Instruments & Components — 0.0%
Delta Electronics, Inc.	394,000	2,048,988

6	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing — 0.0%
Jeronimo Martins SGPS SA	70,593	$1,300,083
Food Products — 1.0%
AVI Ltd.	144,617	849,947
Kraft Foods Group, Inc.	273,666	14,881,957
MHP SA — GDR, Registered Shares	51,855	808,938
Nestlé SA, Registered Shares	271,076	19,567,339
Unilever PLC	331,015	13,423,117
Want Want China Holdings Ltd.	1,214,000	1,866,630

		51,397,928
Gas Utilities — 0.0%
Cia de Gas de Sao Paulo, Preference A Shares	56,564	1,501,085
Hotels, Restaurants & Leisure — 0.6%
Grand Korea Leisure Co. Ltd.	64,260	2,340,651
Kangwon Land, Inc.	69,510	1,910,194
McDonald’s Corp.	218,090	21,050,047
NagaCorp Ltd.	2,564,000	2,367,715
Sands China Ltd.	434,800	3,091,468

		30,760,075
Household Durables — 0.1%
Coway Co. Ltd.	37,070	2,121,740
Taylor Wimpey PLC	2,261,442	3,990,043

		6,111,783
Household Products — 0.1%
Kimberly-Clark de Mexico SAB de CV, A Shares	943,401	2,868,399
Industrial Conglomerates — 0.0%
Alliance Global Group, Inc.	2,374,800	1,449,039
Insurance — 0.7%
BB Seguridade Participacoes SA	317,493	3,468,018
esure Group PLC	1,030,672	3,754,000
Gjensidige Forsikring ASA	286,763	5,352,504
Hyundai Marine & Fire Insurance Co. Ltd.	72,180	2,062,381
Legal & General Group PLC	1,138,803	3,946,908
Powszechny Zaklad Ubezpieczen SA	36,521	5,555,300
Sanlam Ltd.	344,781	1,849,948
Swiss Re AG	49,642	4,357,708
Zurich Insurance Group AG	27,936	7,719,372

		38,066,139
IT Services — 0.0%
Infosys Ltd. — ADR	36,408	1,931,808
Machinery — 0.8%
Alfa Laval AB	206,203	4,703,653
Atlas Copco AB, A Shares	491,113	13,607,322
Kone Oyj, Class B	191,315	16,866,832
Spirax-Sarco Engineering PLC	68,943	3,224,042
Turk Traktor ve Ziraat Makineleri AS	24,524	806,813

		39,208,662
Media — 0.7%
BEC World Pcl — NVDR	1,380,700	2,581,599
Eutelsat Communications SA	631,196	19,963,478
Media Nusantara Citra Tbk PT	8,463,192	1,874,315
Publicis Groupe SA	65,977	5,486,634
Reed Elsevier NV	182,001	3,659,071

		33,565,097
Metals & Mining — 0.4%
BHP Billiton Ltd.	353,498	12,497,395

Common Stocks	Shares	Value
Metals & Mining (concluded)
China Hongqiao Group Ltd. (d)	4,709,500	$2,974,895
Koza Altin Isletmeleri AS	81,562	1,442,769
Vale SA — ADR	162,436	2,600,600
Vale SA — ADR, Preference Shares	94,519	1,383,758

		20,899,417
Multiline Retail — 0.0%
Woolworths Holdings Ltd.	223,955	1,684,437
Office Electronics — 0.1%
Neopost SA	96,209	7,263,905
Oil, Gas & Consumable Fuels — 3.4%
Access Midstream Partners LP — MLP	170,888	9,149,344
Atlas Pipeline Partners LP — MLP	126,800	4,889,408
Chevron Corp.	125,922	15,105,603
China Petroleum & Chemical Corp., H Shares	5,032,400	4,073,766
Delek Logistics Partners LP — MLP	114,150	3,512,396
Dragon Oil PLC	199,821	1,891,988
Energy Transfer Partners LP — MLP	69,604	3,686,924
ENI SpA	607,465	15,421,738
Enterprise Products Partners LP — MLP	159,544	10,095,944
EQT Midstream Partners LP — MLP	70,606	3,715,994
Genesis Energy LP — MLP	109,099	5,559,685
Kinder Morgan, Inc.	119,700	4,226,607
Lukoil OAO — ADR	106,449	6,969,216
Magellan Midstream Partners LP — MLP	132,000	7,925,280
MarkWest Energy Partners LP — MLP	127,598	9,477,979
MPLX LP — MLP	94,900	3,496,116
ONEOK Partners LP — MLP	61,865	3,326,481
Phillips 66 Partners LP — MLP	23,100	776,160
Plains All American Pipeline LP — MLP	157,523	8,068,328
PTT Pcl — NVDR	143,000	1,455,770
QEP Midstream Partners LP — MLP	93,400	2,140,728
Rose Rock Midstream LP — MLP	22,804	796,772
Royal Dutch Shell PLC, A Shares	460,806	15,347,181
Royal Dutch Shell PLC, B Shares	211,375	7,317,865
Sasol Ltd.	33,236	1,698,288
Sunoco Logistics Partners LP — MLP	85,100	5,972,318
Targa Resources Partners LP — MLP	34,300	1,787,373
Tesoro Logistics LP — MLP	109,100	5,858,670
Total SA	189,361	11,617,903

		175,361,825
Pharmaceuticals — 3.3%
GlaxoSmithKline PLC	764,252	20,147,651
Johnson & Johnson	137,860	12,767,215
Merck & Co., Inc.	409,227	18,452,045
Novartis AG, Registered Shares	362,966	28,174,359
Novo Nordisk A/S, Class B	28,954	4,822,365
Pfizer, Inc.	785,383	24,095,550
Roche Holding AG	115,377	31,905,827
Sanofi SA	284,932	30,380,480

		170,745,492
Real Estate Investment Trusts (REITs) — 0.3%
Eurocommercial Properties NV	146,675	6,232,148
Fibra Uno Administracion SA de CV	741,804	2,296,950
Unibail-Rodamco SE	24,085	6,292,692

		14,821,790
Real Estate Management & Development — 0.1%
Deutsche Annington Immobilien SE (e)	136,216	3,551,000

BLACKROCK FUNDS II	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Management & Development (concluded)
Robinsons Land Corp.	2,360,800	$1,238,411

		4,789,411
Road & Rail — 0.1%
National Express Group PLC	1,185,201	4,961,022
Semiconductors & Semiconductor Equipment — 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	192,000	707,629
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	335,459	6,175,800

		6,883,429
Software — 0.5%
Microsoft Corp.	692,799	24,490,445
Specialty Retail — 0.6%
The Foschini Group Ltd.	185,263	2,134,249
Hennes & Mauritz AB, B Shares	501,307	21,662,414
Koninklijke Ahold NV	379,401	7,211,134
Mr Price Group Ltd.	123,541	1,944,388

		32,952,185
Textiles, Apparel & Luxury Goods — 0.1%
Bosideng International Holdings Ltd. (d)	5,702,000	1,316,460
Luxottica Group SpA	50,867	2,755,546

		4,072,006
Tobacco — 2.6%
Altria Group, Inc.	474,590	17,668,986
British American Tobacco PLC	305,063	16,831,148
Imperial Tobacco Group PLC	996,953	37,220,492
Japan Tobacco, Inc.	424,200	15,349,119
Lorillard, Inc.	374,233	19,089,625
Philip Morris International, Inc.	149,999	13,367,911
Reynolds American, Inc.	143,492	7,371,184
Souza Cruz SA	678,346	7,336,989

		134,235,454
Transportation Infrastructure — 0.4%
Atlantia SpA	341,284	7,479,991
Bangkok Expressway Pcl — NVDR	766,300	892,156
CCR SA	602,266	5,008,578
China Merchants Holdings International Co. Ltd.	724,000	2,566,574
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	179,892	936,739
Grupo Aeroportuario del Sureste SAB de CV — ADR	15,173	1,805,739

		18,689,777
Wireless Telecommunication Services — 1.4%
Advanced Info Service Pcl — NVDR	277,100	2,269,092
Crown Castle International Corp. (e)	17,331	1,317,503
DiGi.Com Bhd	1,651,700	2,615,958
Far EasTone Telecommunications Co. Ltd.	3,836,402	8,788,435
Mobile Telesystems OJSC — ADR	145,791	3,324,035
Philippine Long Distance Telephone Co.	7,310	485,077
Philippine Long Distance Telephone Co. — ADR	72,191	4,775,435
Rogers Communications, Inc., Class B	373,686	16,959,499
SBA Communications Corp., Class A (e)	23,121	2,022,394
SK Telecom Co. Ltd.	12,209	2,660,588
Turkcell Iletisim Hizmetleri AS (e)	279,078	1,731,856
Vodacom Group Ltd.	175,755	2,015,992
Vodafone Group PLC	5,648,624	20,689,721

		69,655,585
Total Common Stocks — 25.0%		1,283,147,242

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.:
6.88%, 10/01/20		100	$110,250
5.25%, 4/01/22		300	308,250
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		931	900,743
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		200	215,250
7.13%, 3/15/21		600	650,250
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		930	1,013,700
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	86,609
Sequa Corp., 7.00%, 12/15/17 (a)		545	547,725
Silver II Borrower/Silver II U.S. Holdings LLC, 7.75%, 12/15/20 (a)		150	157,125
TransDigm, Inc.:
7.75%, 12/15/18		350	376,250
5.50%, 10/15/20		150	151,125
7.50%, 7/15/21		125	136,250

			4,653,527
Airlines — 0.2%
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		1,185	1,217,587
U.S. Airways Group, Inc., 6.13%, 6/01/18		150	147,563
U.S. Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 12/03/22		310	318,525
Series 2013-1, Class A, 3.95%, 5/15/27		5,000	4,750,000
United Airlines, Inc., 6.75%, 9/15/15 (a)		1,050	1,081,500
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,300	1,326,000
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,985	2,014,775

			10,855,950
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		200	211,000
Delphi Corp.:
5.88%, 5/15/19		1,150	1,224,750
6.13%, 5/15/21		100	110,000
5.00%, 2/15/23		250	262,500
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20		300	339,000
6.50%, 3/01/21		200	211,500
7.00%, 5/15/22		175	188,125
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		100	108,500
Lear Corp., 4.75%, 1/15/23 (a)		150	145,125
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		710	724,200
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	345	482,478
Schaeffler Finance BV:
7.75%, 2/15/17 (a)	USD	200	227,000
4.75%, 5/15/21 (a)		200	199,500
Schaeffler Holding Finance BV:
6.88%, 8/15/18 (f)		1,100	1,583,142
6.88%, 8/15/18 (a)(b)(f)		1,040	1,107,600
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		1,120	1,584,174
Tenneco, Inc., 6.88%, 12/15/20		100	109,500

			8,818,094
Automobiles — 0.1%
General Motors Co.:
3.50%, 10/02/18 (a)		200	204,000

8	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Automobiles (concluded)
4.88%, 10/02/23 (a)	USD	465	$470,813
6.25%, 10/02/43 (a)		3,995	4,154,800

			4,829,613
Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 9/01/16		250	285,313
7.25%, 5/15/17		200	232,750
3.75%, 5/01/21		150	143,813
6.00%, 5/01/22		200	218,000
4.25%, 5/01/23		150	143,813
Heineken NV, 1.40%, 10/01/17 (a)		3,243	3,203,831

			4,227,520
Building Products — 0.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		150	157,875
Aguila 3 SA:
7.88%, 1/31/18 (a)		1,300	1,386,125
7.88%, 1/31/18 (a)		400	426,500
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		888	960,150
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		1,295	1,311,187
Associated Materials LLC/AMH New Finance, Inc.:
9.13%, 11/01/17		200	213,250
9.13%, 11/01/17 (a)		100	106,625
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		650	676,000
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		410	445,875
Buzzi Unicem SpA, 6.25%, 9/28/18		450	672,781
Cemex SAB de CV, 5.88%, 3/25/19 (a)		295	288,731
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		1,745	1,806,075
Griffon Corp., 7.13%, 4/01/18		100	106,875
Hanson Ltd., 6.13%, 8/15/16		150	164,625
HD Supply, Inc.:
8.13%, 4/15/19		3,450	3,856,065
11.00%, 4/15/20		4,481	5,378,096
7.50%, 7/15/20 (a)		4,532	4,781,260
11.50%, 7/15/20		200	241,250
Lafarge SA:
6.20%, 7/09/15 (a)		100	106,000
6.50%, 7/15/16		200	220,000
4.75%, 9/30/20	EUR	740	1,048,696
7.13%, 7/15/36	USD	150	154,875
Masco Corp.:
4.80%, 6/15/15		200	209,000
6.13%, 10/03/16		200	223,000
7.13%, 3/15/20		100	114,000
Nortek, Inc., 8.50%, 4/15/21		100	109,625
Ply Gem Industries, Inc., 8.25%, 2/15/18		172	184,040
USG Corp.:
9.75%, 1/15/18		1,194	1,402,950
5.88%, 11/01/21 (a)		2,010	2,050,200
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (a)		274	265,095

			29,066,826
Capital Markets — 0.6%
American Capital Ltd., 6.50%, 9/15/18 (a)		1,185	1,229,437
Credit Suisse AG, 6.50%, 8/08/23 (a)		10,000	10,674,000
E*TRADE Financial Corp.:
6.00%, 11/15/17		100	106,000
6.38%, 11/15/19		200	214,000
Eco-Bat Finance PLC, 7.75%, 2/15/17		1,110	1,570,030
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16		1,522	1,663,018

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
3.63%, 2/07/16	USD	5,478	$5,781,947
6.25%, 9/01/17		3,000	3,470,304
KCG Holdings, Inc., 8.25%, 6/15/18 (a)		368	374,440
Morgan Stanley:
4.10%, 1/26/15		2,000	2,071,606
5.55%, 4/27/17		700	786,570
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,522,500

			29,463,852
Chemicals — 0.6%
Airgas, Inc.:
3.25%, 10/01/15		550	570,358
2.95%, 6/15/16		1,010	1,049,828
Ashland, Inc.:
3.00%, 3/15/16		100	102,125
3.88%, 4/15/18		1,375	1,381,875
4.75%, 8/15/22		275	264,000
Axiall Corp., 4.88%, 5/15/23 (a)		229	219,554
Celanese U.S. Holdings LLC:
6.63%, 10/15/18		150	161,813
5.88%, 6/15/21		162	173,340
4.63%, 11/15/22		100	98,250
Chemtura Corp., 5.75%, 7/15/21		400	405,000
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		200	193,500
Ecolab, Inc., 3.00%, 12/08/16		2,000	2,105,418
Hexion U.S. Finance Corp., 6.63%, 4/15/20		250	253,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 2/01/18		300	309,000
Huntsman International LLC:
4.88%, 11/15/20		1,066	1,060,670
8.63%, 3/15/21		655	735,237
Ineos Finance PLC:
8.38%, 2/15/19 (a)		200	223,000
7.50%, 5/01/20 (a)		774	845,595
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)		200	202,000
6.50%, 8/15/18		721	978,941
Momentive Performance Materials, Inc.:
8.88%, 10/15/20		1,400	1,480,500
9.00%, 1/15/21		200	177,000
NOVA Chemicals Corp., 5.25%, 8/01/23 (a)		125	127,500
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		220	226,600
Perstorp Holding AB, 8.75%, 5/15/17 (a)		225	235,125
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		972	972,000
Polyone Corp., 5.25%, 3/15/23		832	826,800
PPG Industries, Inc., 6.65%, 3/15/18		2,365	2,790,459
PQ Corp., 8.75%, 5/01/18 (a)		200	216,500
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)		302	311,815
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,211	2,271,803
TPC Group, Inc., 8.75%, 12/15/20 (a)		200	210,500
Tronox Finance LLC, 6.38%, 8/15/20		904	922,080
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21		1,400	1,943,626
7.38%, 5/01/21 (a)		803	853,187
Yingde Gases Investment Ltd., 8.13%, 4/22/18		3,900	3,987,750

			28,886,499
Commercial Banks — 1.0%
ABN AMRO Bank NV, 1.04%, 10/28/16 (a)(b)		1,200	1,201,428
Amsouth Bank, 5.20%, 4/01/15		2,250	2,361,960
Bank of India, 6.25%, 2/16/21		3,000	3,138,072

BLACKROCK FUNDS II	OCTOBER 31, 2013	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
BPCE SA, 5.70%, 10/22/23 (a)	USD	10,000	$10,255,700
Branch Banking & Trust Co., 2.30%, 10/15/18		4,750	4,817,649
CIT Group, Inc.:
4.75%, 2/15/15 (a)		400	417,000
5.00%, 5/15/17		400	430,000
4.25%, 8/15/17		325	340,844
5.25%, 3/15/18		810	875,813
6.63%, 4/01/18 (a)		1,040	1,179,100
5.50%, 2/15/19 (a)		2,027	2,194,227
5.38%, 5/15/20		350	374,937
5.00%, 8/15/22		150	151,875
Commerzbank AG:
7.75%, 3/16/21	EUR	800	1,199,712
8.13%, 9/19/23 (a)	USD	11,566	12,346,705
Dresdner Bank AG, 7.25%, 9/15/15		150	161,089
HBOS PLC:
6.75%, 5/21/18 (a)		450	506,097
6.00%, 11/01/33 (a)		200	195,040
Lloyds TSB Bank PLC, 11.88%, 12/16/21		1,000	1,690,857
National Savings Bank, 8.88%, 9/18/18		1,993	2,118,958
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)		3,000	3,026,583
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		125	127,813
Regions Bank, 6.45%, 6/26/37		250	263,750
Regions Financial Corp., 2.00%, 5/15/18		2,500	2,458,283
Union Bank NA, 1.50%, 9/26/16		550	556,278

			52,389,770
Commercial Services & Supplies — 0.5%
ACCO Brands Corp., 6.75%, 4/30/20		122	122,610
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		737	773,850
The ADT Corp.:
2.25%, 7/15/17		175	169,717
6.25%, 10/15/21 (a)		1,277	1,355,216
3.50%, 7/15/22		225	197,303
4.13%, 6/15/23		175	157,810
4.88%, 7/15/42		175	135,546
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/18 (a)		200	214,500
9.00%, 10/15/18		1,090	1,587,249
10.75%, 10/15/19 (a)		200	207,500
Bilbao Luxembourg SA, 10.50%, 12/01/18 (f)	EUR	100	137,133
Ceridian Corp.:
11.25%, 11/15/15	USD	341	343,131
8.88%, 7/15/19 (a)		4,389	5,080,267
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		2,595	3,036,150
Clean Harbors, Inc.:
5.25%, 8/01/20		150	154,125
5.13%, 6/01/21		150	152,063
Covanta Holding Corp., 6.38%, 10/01/22		575	594,200
Emergency Medical Services Corp., 8.13%, 6/01/19		250	271,575
Global A&T Electronics Ltd., 10.00%, 2/01/19 (a)		150	120,000
Igloo Holdings Corp., 8.25%, 12/15/17 (a)(b)(f)		1,087	1,114,175
Iron Mountain, Inc.:
6.00%, 8/15/23		150	152,625
5.75%, 8/15/24		200	191,000
IVS F. SpA, 7.13%, 4/01/20		1,000	1,391,834
Jaguar Holding Co. I, 9.38%, 10/15/17 (a)(b)(f)		100	106,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		1,150	1,290,875

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Laureate Education, Inc., 9.25%, 9/01/19 (a)	USD	2,787	$3,065,700
Mobile Mini, Inc., 7.88%, 12/01/20		1,561	1,713,197
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		671	694,485
The ServiceMaster Co.:
8.00%, 2/15/20		100	102,500
7.00%, 8/15/20		200	197,000
Tervita Corp., 8.00%, 11/15/18 (a)		100	104,000
TransUnion Holding Co., Inc., 9.63%, 6/15/18		200	216,500
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		248	275,280
West Corp.:
8.63%, 10/01/18		100	109,000
7.88%, 1/15/19		200	216,500

			25,750,616
Communications Equipment — 0.2%
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		300	321,750
7.63%, 6/15/21		200	219,000
Inmarsat Finance PLC, 7.38%, 12/01/17 (a)		150	156,000
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		400	431,000
7.25%, 10/15/20		525	569,625
7.50%, 4/01/21		325	354,250
6.63%, 12/15/22		150	153,000
5.50%, 8/01/23 (a)		924	891,660
Intelsat Luxembourg SA:
6.75%, 6/01/18 (a)		4,379	4,608,897
7.75%, 6/01/21 (a)		500	527,500
8.13%, 6/01/23 (a)		350	370,125
Motorola Solutions, Inc., 6.00%, 11/15/17		500	574,077
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		200	209,000
ViaSat, Inc., 6.88%, 6/15/20		200	209,000

			9,594,884
Computers & Peripherals — 0.0%
Dell, Inc., 5.88%, 6/15/19		150	149,017
Lexmark International, Inc., 5.13%, 3/15/20		375	388,379
NCR Corp.:
4.63%, 2/15/21		100	98,750
5.00%, 7/15/22		200	197,000
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		600	600,000

			1,433,146
Construction Materials — 0.0%
Texas Industries, Inc., 9.25%, 8/15/20		150	165,750
Vulcan Materials Co.:
6.50%, 12/01/16		100	110,750
7.50%, 6/15/21		150	168,563

			445,063
Consumer Finance — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17		1,500	1,745,729
Capital One Financial Corp., 6.75%, 9/15/17		3,000	3,537,774
Credit Acceptance Corp., 9.13%, 2/01/17		500	527,500
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		6,000	6,981,318
5.63%, 9/15/15		1,647	1,781,756
4.21%, 4/15/16		200	213,462
3.98%, 6/15/16		200	213,010
8.00%, 12/15/16		1,000	1,187,871
2.88%, 10/01/18		1,500	1,527,121

10	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance (concluded)
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (a)	USD	120	$120,900
4.75%, 8/15/17 (a)		250	264,375
3.25%, 5/15/18 (a)		300	298,875
6.75%, 6/01/18		81	91,733
4.25%, 5/15/23 (a)		771	740,160
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		895	919,613
SLM Corp.:
3.88%, 9/10/15		200	207,000
6.25%, 1/25/16		500	544,375
6.00%, 1/25/17		300	326,250
4.63%, 9/25/17		125	129,688
8.45%, 6/15/18		700	817,250
8.00%, 3/25/20		425	485,563
7.25%, 1/25/22		175	187,250
5.50%, 1/25/23		250	238,750
5.63%, 8/01/33		175	143,500
Springleaf Finance Corp.:
5.40%, 12/01/15		100	104,750
6.90%, 12/15/17		475	514,187
7.75%, 10/01/21 (a)		244	262,300
8.25%, 10/01/23 (a)		171	185,963

			24,298,023
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17 (a)		625	671,875
9.13%, 10/15/20 (a)		200	215,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
9.13%, 10/15/20 (a)		631	676,747
7.00%, 11/15/20 (a)		200	199,000
Ball Corp.:
6.75%, 9/15/20		150	163,125
5.75%, 5/15/21		200	211,250
5.00%, 3/15/22		200	201,500
4.00%, 11/15/23		700	644,875
Berry Plastics Corp.:
9.50%, 5/15/18		150	162,750
9.75%, 1/15/21		1,280	1,504,000
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		305	323,300
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		300	281,250
GCL Holdings SCA, 9.38%, 4/15/18		1,000	1,467,502
Graphic Packaging International, Inc., 4.75%, 4/15/21		915	903,563
OI European Group BV, 4.88%, 3/31/21		1,120	1,593,161
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		250	281,563
Pactiv LLC, 7.95%, 12/15/25		827	769,110
Sealed Air Corp.:
8.13%, 9/15/19 (a)		200	225,500
6.50%, 12/01/20 (a)		468	508,365
8.38%, 9/15/21 (a)		150	171,750
Silgan Holdings, Inc., 5.00%, 4/01/20		100	99,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)		57	64,410

			11,339,596
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23 (a)		150	142,875
VWR Funding, Inc., 7.25%, 9/15/17		235	250,275

			393,150
Diversified Consumer Services — 0.0%
Verisure Holding AB, 8.75%, 9/01/18		1,500	2,230,112

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 2.2%
Aircastle Ltd.:
6.75%, 4/15/17	USD	290	$318,275
6.25%, 12/01/19		354	377,010
Ally Financial, Inc.:
6.75%, 12/01/14		400	421,000
8.30%, 2/12/15		525	568,969
4.63%, 6/26/15		350	365,334
3.13%, 1/15/16		200	203,531
5.50%, 2/15/17		325	351,000
6.25%, 12/01/17		200	221,500
8.00%, 3/15/20		831	986,813
7.50%, 9/15/20		571	668,070
8.00%, 11/01/31		5,718	6,818,715
8.00%, 11/01/31		1,370	1,617,285
Bank of America Corp.:
1.25%, 1/11/16		1,818	1,823,225
6.50%, 8/01/16		3,184	3,617,256
Banque Fédérative du Crédit Mutuel SA, 1.09%, 10/28/16 (a)(b)		1,200	1,202,460
The Bear Stearns Cos. LLC:
6.40%, 10/02/17		1,300	1,520,342
7.25%, 2/01/18		500	602,965
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		414	431,595
Citigroup, Inc.:
6.01%, 1/15/15		1,347	1,427,971
1.25%, 1/15/16		2,000	2,005,342
1.70%, 7/25/16		6,018	6,082,748
6.68%, 9/13/43		4,195	4,689,246
CNH Capital LLC:
3.88%, 11/01/15		100	103,125
6.25%, 11/01/16		200	219,500
3.63%, 4/15/18		200	202,750
Denali Borrower LLC/Denali Finance Corp., 5.63%, 10/15/20 (a)		225	222,750
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (a)		262	262,467
Series 2013-1, 6.13%, 11/30/19 (a)		5,000	5,008,967
Series 2013-1, 5.25%, 5/30/23 (a)		10,000	10,000,000
Far East Horizon Ltd., 4.50%, 3/22/16	CNH	30,000	4,825,036
First Pacific Co. Treasury Ltd., 4.50%, 4/16/23	USD	1,500	1,331,445
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		1,480	2,125,143
General Electric Capital Corp., 1.00%, 12/11/15		2,000	2,008,428
Globe Luxembourg SCA, 9.63%, 5/01/18 (a)		200	204,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8.00%, 1/15/18		3,650	3,827,937
6.00%, 8/01/20 (a)		125	128,125
ING Bank NV, 5.80%, 9/25/23 (a)		10,000	10,487,630
ING U.S., Inc.:
2.90%, 2/15/18		3,505	3,577,066
5.65%, 5/15/53 (b)		9,120	8,678,902
Jefferies Group LLC, 6.50%, 1/20/43		5,000	4,970,435
Jefferies LoanCore LLC/JLC Finance Corp.,
6.88%, 6/01/20 (a)		1,178	1,166,220
JPMorgan Chase & Co.:
5.15%, 10/01/15		2,800	3,006,769
3.45%, 3/01/16		677	713,432
3.15%, 7/05/16		2,502	2,627,873
LeasePlan Corp. NV, 2.50%, 5/16/18 (a)		1,900	1,872,632
Leighton Finance USA Property Ltd.:
5.95%, 11/13/22		4,800	4,821,600

BLACKROCK FUNDS II	OCTOBER 31, 2013	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
5.95%, 11/13/22 (a)	USD	2,000	$1,980,295
MPH Intermediate Holding Co. 2, 8.38%, 8/01/18 (a)(f)		150	155,813
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, 3/15/22 (a)		100	102,250
The Nielsen Co. (Luxembourg) S.à r.l., 5.50%, 10/01/21 (a)		100	102,750
Nuveen Investments, Inc.:
9.13%, 10/15/17 (a)		100	97,000
9.50%, 10/15/20 (a)		200	190,500
Royal Bank of Scotland Group PLC:
5.05%, 1/08/15		175	180,899
6.13%, 12/15/22		600	620,325
6.10%, 6/10/23		250	257,050
SSG Resources Ltd., 4.25%, 10/04/22		3,000	2,937,318
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)		125	132,813

			115,469,897
Diversified Telecommunication Services — 2.3%
Alcatel-Lucent USA, Inc.:
8.88%, 1/01/20 (a)		1,487	1,607,819
6.50%, 1/15/28		280	243,600
6.45%, 3/15/29		850	748,000
AT&T Inc., 0.90%, 2/12/16		1,770	1,768,163
Avaya, Inc.:
7.00%, 4/01/19 (a)		720	687,600
10.50%, 3/01/21 (a)		919	799,530
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15		1,000	275,000
Bharti Airtel International, 5.13%, 3/11/23		5,200	4,875,000
CenturyLink, Inc.:
6.00%, 4/01/17		100	109,500
5.63%, 4/01/20		1,669	1,696,121
6.45%, 6/15/21		300	312,000
5.80%, 3/15/22		400	396,000
7.60%, 9/15/39		125	116,250
7.65%, 3/15/42		200	185,500
Cincinnati Bell, Inc.:
8.75%, 3/15/18		175	185,500
8.38%, 10/15/20		150	159,750
CommScope Holding Co., Inc., 6.63%, 6/01/20 (a)(f)		752	768,920
CommScope, Inc., 8.25%, 1/15/19 (a)		400	439,000
Consolidated Communications Finance Co., 10.88%, 6/01/20		155	179,800
Digicel Ltd., 6.00%, 4/15/21 (a)		4,730	4,588,100
Frontier Communications Corp.:
8.25%, 4/15/17		250	289,063
8.13%, 10/01/18		150	172,875
8.50%, 4/15/20		150	171,375
9.25%, 7/01/21		100	117,875
8.75%, 4/15/22		150	171,375
7.13%, 1/15/23		200	207,500
7.63%, 4/15/24		200	211,000
9.00%, 8/15/31		200	207,000
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	205,512
Level 3 Communications, Inc., 11.88%, 2/01/19		100	116,000
Level 3 Financing, Inc.:
9.38%, 4/01/19		200	223,500
8.13%, 7/01/19		3,403	3,751,807
7.00%, 6/01/20		200	213,000
8.63%, 7/15/20		1,036	1,173,270
6.13%, 1/15/21 (a)		2,101	2,137,767
PCCW-HKT Capital No. 4 Ltd., 5.75%, 4/17/22		2,000	2,065,646
Phones4u Finance PLC, 9.50%, 4/01/18		1,220	2,071,185

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Sable International Finance Ltd., 7.75%, 2/15/17 (a)	USD	100	$105,250
Softbank Corp., 4.50%, 4/15/20 (a)		2,160	2,138,400
Sorenson Communications, Inc., 10.50%, 2/01/15 (a)		175	120,750
Telecom Italia SpA, 5.88%, 5/19/23	GBP	1,350	2,093,672
Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22	USD	2,250	3,186,311
tw telecom holdings, inc.:
5.38%, 10/01/22 (a)		590	588,525
5.38%, 10/01/22		285	284,287
UPCB Finance III Ltd.:
6.38%, 7/01/20		1,080	1,561,983
6.63%, 7/01/20 (a)		350	373,625
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)		150	164,625
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		150	161,625
Verizon Communications, Inc.:
2.50%, 9/15/16		14,000	14,527,870
6.40%, 9/15/33		14,175	16,044,385
6.55%, 9/15/43		33,975	39,418,169
Wind Acquisition Finance SA:
11.75%, 7/15/17		550	584,375
7.25%, 2/15/18 (a)		200	210,500
6.50%, 4/30/20 (a)		502	517,060
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17 (a)(b)(f)		212	215,964
Windstream Corp.:
7.88%, 11/01/17		450	514,687
7.75%, 10/15/20		870	933,075
7.75%, 10/01/21 (a)		675	720,563
6.38%, 8/01/23		250	242,500

			118,355,104
Electric Utilities — 0.0%
FirstEnergy Corp.:
4.25%, 3/15/23		200	186,564
7.38%, 11/15/31		350	368,988
Progress Energy, Inc., 5.63%, 1/15/16		1,131	1,243,298
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	300	408,589

			2,207,439
Electrical Equipment — 0.2%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	5,200	5,188,300
Belden, Inc.:
5.50%, 9/01/22 (a)		150	150,000
5.50%, 4/15/23		1,500	2,021,357
General Cable Corp., 5.75%, 10/01/22 (a)		901	896,495
GrafTech International Ltd., 6.38%, 11/15/20		821	831,263
Roper Industries, Inc., 1.85%, 11/15/17		1,000	999,961

			10,087,376
Electronic Equipment, Instruments & Components — 0.1%
Flextronics International Ltd.:
4.63%, 2/15/20		100	100,250
5.00%, 2/15/23		100	99,750
Rexel SA, 6.13%, 12/15/19 (a)		200	210,000
Sanmina Corp., 7.00%, 5/15/19 (a)		100	106,250
Techem GmbH, 6.13%, 10/01/19		1,400	2,052,925
Viasystems, Inc., 7.88%, 5/01/19 (a)		100	106,500

			2,675,675
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		150	160,500
BW Group Ltd., 6.63%, 6/28/17 (a)		100	103,250
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		263	266,287

12	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
CGG, 6.50%, 6/01/21	USD	850	$884,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		200	209,500
Gulfmark Offshore, Inc., 6.38%, 3/15/22		270	272,025
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (a)		150	159,750
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		205	210,637
Key Energy Services, Inc., 6.75%, 3/01/21		205	208,587
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.63%, 11/01/17		150	157,275
8.13%, 11/15/21 (a)		100	101,000
Oil States International, Inc.:
6.50%, 6/01/19		850	905,250
5.13%, 1/15/23		793	882,213
Parker Drilling Co., 7.50%, 8/01/20 (a)		830	863,200
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		200	214,000
SESI LLC:
6.38%, 5/01/19		150	159,000
7.13%, 12/15/21		150	165,938
Trionista TopCo GmbH, 6.88%, 4/30/21		1,900	2,707,173

			8,629,585
Food & Staples Retailing — 0.1%
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,041,800
Ingles Markets, Inc., 5.75%, 6/15/23 (a)		200	196,000
Olam International Ltd.:
5.75%, 9/20/17		2,600	2,457,000
6.75%, 1/29/18		400	380,232
Rite Aid Corp.:
9.25%, 3/15/20		275	317,625
8.00%, 8/15/20		100	112,125
6.75%, 6/15/21		748	791,010
SUPERVALU, Inc., 8.00%, 5/01/16		300	334,500
U.S. Foods, Inc., 8.50%, 6/30/19		350	375,375

			6,005,667
Food Products — 0.3%
ARAMARK Corp., 5.75%, 3/15/20 (a)		1,468	1,537,730
B&G Foods, Inc., 4.63%, 6/01/21		150	146,438
Bakkavor Finance 2 PLC, 8.25%, 2/15/18		1,221	2,094,810
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (a)		100	109,750
Darling International, Inc., 8.50%, 12/15/18		610	674,050
Dean Foods Co., 7.00%, 6/01/16		100	111,250
Del Monte Corp., 7.63%, 2/15/19		275	286,344
Findus Bondco SA, 9.13%, 7/01/18		1,100	1,642,883
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)		725	701,437
JBS Investments GmbH, 7.75%, 10/28/20 (a)		935	956,037
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		200	214,500
7.25%, 6/01/21 (a)		100	102,750
7.25%, 6/01/21 (a)		100	102,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (a)		853	814,615
Post Holdings, Inc., 7.38%, 2/15/22		300	319,875
R&R Ice Cream PLC, 9.25%, 5/15/18		1,110	1,559,857
Smithfield Foods, Inc.:
7.75%, 7/01/17		100	116,250
6.63%, 8/15/22		1,371	1,442,977
Sun Merger Sub, Inc.:
5.25%, 8/01/18 (a)		1,902	1,987,590

Corporate Bonds	Par (000)		Value
Food Products (concluded)
5.88%, 8/01/21 (a)	USD	271	$283,195

			15,204,838
Gas Utilities — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/20		150	163,500
7.00%, 5/20/22		250	270,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/01/21		100	101,250

			534,750
Health Care Equipment & Supplies — 0.1%
Alere, Inc.:
8.63%, 10/01/18		698	758,203
6.50%, 6/15/20		234	239,850
Biomet, Inc.:
6.50%, 8/01/20		2,704	2,873,000
6.50%, 10/01/20		1,120	1,164,800
Hologic, Inc., 6.25%, 8/01/20		1,424	1,513,000
Universal Hospital Services, Inc., 7.63%, 8/15/20		200	210,000

			6,758,853
Health Care Providers & Services — 1.1%
Aetna, Inc., 1.75%, 5/15/17		2,250	2,263,462
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		835	900,756
6.00%, 10/15/21 (a)		738	756,450
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,553	1,615,120
8.00%, 11/15/19		1,297	1,405,624
7.13%, 7/15/20		1,310	1,378,775
ConvaTec Finance International SA, 8.25%, 1/15/19 (a)(f)		1,265	1,304,531
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (a)		200	226,500
DaVita HealthCare Partners, Inc.:
6.38%, 11/01/18		150	157,313
6.63%, 11/01/20		200	213,250
5.75%, 8/15/22		1,174	1,204,817
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		949	1,039,155
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		250	267,500
5.88%, 1/31/22 (a)		200	212,000
Fresenius Medical Care U.S. Finance, Inc.:
6.88%, 7/15/17		150	169,500
5.75%, 2/15/21 (a)		937	990,877
Fresenius U.S. Finance II, Inc., 9.00%, 7/15/15 (a)		800	892,000
Hanger, Inc., 7.13%, 11/15/18		990	1,055,587
HCA Holdings, Inc.:
6.25%, 2/15/21		225	236,250
7.75%, 5/15/21		300	328,500
HCA, Inc.:
6.50%, 2/15/16		400	438,000
8.00%, 10/01/18		100	117,500
8.50%, 4/15/19		200	214,750
6.50%, 2/15/20		3,564	3,964,950
7.88%, 2/15/20		696	755,160
7.25%, 9/15/20		1,066	1,168,603
7.50%, 2/15/22		250	280,937
5.88%, 3/15/22		1,501	1,579,803
4.75%, 5/01/23		1,224	1,179,630

BLACKROCK FUNDS II	OCTOBER 31, 2013	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
5.88%, 5/01/23	USD	984	$991,380
Health Management Associates, Inc., 7.38%, 1/15/20		200	223,000
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		225	238,500
IDH Finance PLC, 6.00%, 12/01/18		570	923,084
Kindred Healthcare, Inc., 8.25%, 6/01/19		100	107,500
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		450	507,375
12.50%, 11/01/19		781	841,527
Magnolia BC SA, 9.00%, 8/01/20		2,200	3,093,997
Mallinckrodt International Finance SA, 4.75%, 4/15/23 (a)		200	192,719
MultiPlan, Inc., 9.88%, 9/01/18 (a)		100	110,500
NBTY, Inc., 9.00%, 10/01/18		200	219,500
Omnicare, Inc., 3.75%, 4/01/42 (l)		915	1,280,428
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	1,250	2,094,457
Select Medical Corp., 6.38%, 6/01/21	USD	150	144,750
Symbion, Inc., 8.00%, 6/15/16		1,000	1,060,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,597	1,748,715
4.75%, 6/01/20		150	149,250
8.00%, 8/01/20		444	483,405
6.00%, 10/01/20 (a)		1,255	1,327,163
4.50%, 4/01/21		1,475	1,430,750
4.38%, 10/01/21 (a)		2,452	2,353,920
8.13%, 4/01/22 (a)		5,032	5,510,040
Truven Health Analytics, Inc., 10.63%, 6/01/20		1,520	1,723,300
Voyage Care BondCo PLC, 6.50%, 8/01/18		1,300	2,103,196
Wellpoint, Inc., 1.88%, 1/15/18		381	379,531

			55,555,287
Hotels, Restaurants & Leisure — 0.9%
AMC Entertainment, Inc.:
8.75%, 6/01/19		100	107,625
9.75%, 12/01/20		200	228,500
Ameristar Casinos, Inc., 7.50%, 4/15/21		250	274,375
Boyd Gaming Corp., 9.13%, 12/01/18		100	108,750
Brinker International, Inc., 2.60%, 5/15/18		1,000	1,000,379
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15		4,650	3,906,000
11.25%, 6/01/17		500	498,750
12.75%, 4/15/18		250	147,500
10.00%, 12/15/18		850	427,125
8.50%, 2/15/20		350	323,313
9.00%, 2/15/20		350	328,125
9.00%, 2/15/20		350	328,125
Caesars Entertainment Resort Properties LLC:
8.00%, 10/01/20 (a)		200	200,500
11.00%, 10/01/21 (a)		275	268,813
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		230	238,050
Carnival Corp.:
1.20%, 2/05/16		1,250	1,244,029
1.88%, 12/15/17		2,750	2,696,848
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21 (a)		100	98,500
Choice Hotels International, Inc., 5.75%, 7/01/22		620	652,550
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		1,000	1,429,037
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.63%, 1/15/16		200	210,300
10.75%, 1/15/17 (b)(f)		100	107,200
Diamond Resorts Corp., 12.00%, 8/15/18		2,632	2,921,520

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
DineEquity, Inc., 9.50%, 10/30/18	USD	250	$278,125
Enterprise Funding Ltd., 3.50%, 9/10/20		300	508,442
Gala Group Finance PLC, 11.50%, 6/01/19		1,900	3,365,846
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		1,820	2,668,803
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		30	32,175
5.88%, 3/15/21		255	250,219
Landry’s, Inc., 9.38%, 5/01/20 (a)		150	162,375
MCE Finance Ltd., 5.00%, 2/15/21 (a)		895	886,050
MGM Resorts International:
6.63%, 7/15/15		175	188,563
7.50%, 6/01/16		835	937,287
10.00%, 11/01/16		125	151,250
7.63%, 1/15/17		523	594,913
8.63%, 2/01/19		1,368	1,605,690
6.75%, 10/01/20		250	272,500
6.63%, 12/15/21		250	267,187
7.75%, 3/15/22		225	254,813
Mohegan Tribal Gaming Authority, 9.75%, 9/01/21 (a)		125	134,688
MTR Gaming Group, Inc., 11.50%, 8/01/19		876	963,297
Playa Resorts Holding BV, 8.00%, 8/15/20 (a)		189	200,104
PNK Finance Corp., 6.38%, 8/01/21 (a)		964	1,012,200
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		200	200,000
Sabre, Inc., 8.50%, 5/15/19 (a)		200	220,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,690	1,660,425
Station Casinos LLC, 7.50%, 3/01/21		1,921	2,060,273
Travelport LLC/Travelport Holdings, Inc.:
8.90%, 3/01/16 (a)(b)		200	197,674
13.88%, 3/01/16 (a)(f)		1,389	1,462,207
Vougeot Bidco PLC, 7.88%, 7/15/20		1,100	1,866,633
WMG Acquisition Corp., 11.50%, 10/01/18		2,489	2,877,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
7.75%, 8/15/20		300	338,250
5.38%, 3/15/22		237	243,828
4.25%, 5/30/23 (a)		150	142,500
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		838	856,855

			44,606,992
Household Durables — 0.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (a)		874	906,775
APX Group, Inc.:
6.38%, 12/01/19		1,863	1,856,014
8.75%, 12/01/20		1,850	1,896,250
Armored Autogroup, Inc., 9.25%, 11/01/18		570	515,137
Beazer Homes USA, Inc.:
6.63%, 4/15/18		370	394,050
7.50%, 9/15/21 (a)		1,474	1,462,945
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		685	705,550
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		100	99,250
DR Horton, Inc., 4.38%, 9/15/22		124	117,490
Jarden Corp.:
7.50%, 5/01/17		200	231,500
1.88%, 9/15/18 (a)(l)		460	608,350
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		1,851	1,971,315
KB Home:
7.00%, 12/15/21		716	737,480

14	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
7.50%, 9/15/22	USD	399	$417,953
Lennar Corp., 4.75%, 11/15/22		100	94,750
Libbey Glass, Inc., 6.88%, 5/15/20		714	767,550
PulteGroup, Inc., 6.38%, 5/15/33		45	40,950
RSI Home Products, Inc., 6.88%, 3/01/18 (a)		100	105,000
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,094,513
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,385	1,533,887
Standard Pacific Corp.:
10.75%, 9/15/16		295	356,950
8.38%, 5/15/18		200	232,000
8.38%, 1/15/21		1,825	2,094,187
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		681	663,975
William Lyon Homes, Inc., 8.50%, 11/15/20		335	358,450

			19,262,271
Household Products — 0.2%
Alphabet Holding Co., Inc., 7.75%, 11/01/17 (f)		100	103,375
Harbinger Group, Inc., 7.88%, 7/15/19 (a)		125	132,813
Renaissance Acquisition Corp., 6.88%, 8/15/21 (a)		125	127,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
8.50%, 5/15/18		225	238,500
7.13%, 4/15/19		978	1,044,015
9.00%, 4/15/19		1,068	1,142,760
7.88%, 8/15/19		640	707,200
9.88%, 8/15/19		992	1,097,400
5.75%, 10/15/20		3,227	3,331,877
6.88%, 2/15/21		750	813,750
8.25%, 2/15/21		300	312,000
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		891	946,687
6.63%, 11/15/22 (a)		310	330,925
Spectrum Brands, Inc., 6.75%, 3/15/20		329	353,675
The Sun Products Corp., 7.75%, 3/15/21 (a)		150	135,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		608	638,400

			11,455,565
Independent Power Producers & Energy Traders — 0.7%
AES Corp.:
8.00%, 10/15/17		300	353,250
8.00%, 6/01/20		200	233,500
7.38%, 7/01/21		250	283,125
4.88%, 5/15/23		150	143,625
Calpine Corp.:
7.88%, 7/31/20 (a)		275	300,437
7.50%, 2/15/21 (a)		834	900,720
6.00%, 1/15/22 (a)		385	399,437
7.88%, 1/15/23 (a)		250	271,875
5.88%, 1/15/24 (a)		1,084	1,086,710
DPL, Inc.:
6.50%, 10/15/16		380	409,450
7.25%, 10/15/21		1,140	1,185,600
Dynegy, Inc., 5.88%, 6/01/23 (a)		150	141,750
EDP Finance BV:
6.00%, 2/02/18 (a)		200	211,500
4.90%, 10/01/19 (a)		275	277,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		307	313,907
11.25%, 12/01/18 (a)(f)		2,983	1,953,555
10.00%, 12/01/20		13,737	14,423,850

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
10.00%, 12/01/20 (a)	USD	2,310	$2,413,950
12.25%, 3/01/22 (a)		752	864,800
GenOn Energy, Inc.:
7.88%, 6/15/17		300	331,500
9.50%, 10/15/18		200	230,000
9.88%, 10/15/20		100	112,000
GenOn REMA LLC:
9.24%, 7/02/17		222	228,185
9.68%, 7/02/26		891	926,640
Homer City Generation LP, 8.73%, 10/01/26 (f)		505	521,413
InterGen NV, 7.00%, 6/30/23 (a)		200	206,500
Mirant Mid-Atlantic LLC Pass-Through Trust, Class B, 9.13%, 6/30/17		117	123,963
NRG Energy, Inc.:
7.63%, 1/15/18		1,822	2,067,970
7.63%, 5/15/19		200	213,000
8.50%, 6/15/19		150	161,625
8.25%, 9/01/20		200	223,000
7.88%, 5/15/21		850	939,250
6.63%, 3/15/23		150	155,063
Oncor Electric Delivery Co. LLC:
6.38%, 1/15/15		3,000	3,192,894
6.80%, 9/01/18		300	360,348
Puget Energy, Inc., 6.00%, 9/01/21		100	109,499
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.25%, 11/01/15		150	9,750
11.50%, 10/01/20 (a)		400	285,000
15.00%, 4/01/21		350	99,750

			36,666,141
Insurance — 1.1%
The Allstate Corp., 5.75%, 8/15/53 (b)		1,500	1,533,750
American International Group, Inc.:
4.88%, 9/15/16		3,806	4,185,040
5.85%, 1/16/18		525	605,946
Aon Corp., 3.50%, 9/30/15		3,000	3,142,899
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		2,162	2,237,670
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		175	184,187
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		11,840	12,078,753
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	300	481,144
Genworth Holdings, Inc., 4.90%, 8/15/23	USD	1,150	1,197,684
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,971,120
Hartford Financial Services Group, Inc., 4.00%, 10/15/17		3,250	3,496,487
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (a)		1,105	1,140,913
International Lease Finance Corp.:
4.88%, 4/01/15		250	259,687
8.63%, 9/15/15		400	445,000
5.75%, 5/15/16		150	160,313
8.75%, 3/15/17		450	528,750
8.88%, 9/01/17		100	118,625
5.88%, 4/01/19		250	269,039
6.25%, 5/15/19		325	354,250
8.25%, 12/15/20		250	295,313
4.63%, 4/15/21		150	145,688
8.63%, 1/15/22		150	181,500
5.88%, 8/15/22		150	154,500
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17		3,300	3,337,244
9.25%, 4/15/19		1,000	1,315,238

BLACKROCK FUNDS II	OCTOBER 31, 2013	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Nippon Life Insurance Co.:
5.00%, 10/18/42 (a)(b)	USD	3,525	$3,577,875
5.00%, 10/18/42 (b)		1,500	1,521,975
Onex USI Acquisition Corp., 7.75%, 1/15/21 (a)		100	102,000
Prudential Covered Trust 2012-1, 3.00%, 9/30/15 (a)		425	439,753
Sumitomo Life Insurance Co., 6.50%, 9/20/73 (a)(b)		10,000	10,643,160

			56,105,503
Internet & Catalog Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		200	213,000
Netflix, Inc., 5.38%, 2/01/21 (a)		100	102,250
QVC, Inc., 5.95%, 3/15/43		5,000	4,481,825

			4,797,075
Internet Software & Services — 0.2%
21Vianet Group, Inc., 7.88%, 3/22/16	CNH	14,500	2,402,986
Baidu, Inc., 3.25%, 8/06/18	USD	800	817,292
Cerved Technologies SpA, 6.38%, 1/15/20		1,120	1,604,323
Equinix, Inc.:
4.88%, 4/01/20		125	125,469
7.00%, 7/15/21		100	109,250
5.38%, 4/01/23		325	322,563
IAC/InterActiveCorp., 4.75%, 12/15/22		1,441	1,365,347
Pacnet Ltd., 9.25%, 11/09/15		1,200	1,212,000
Verisign, Inc., 4.63%, 5/01/23		765	744,919
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,710	1,872,450
10.13%, 7/01/20		636	734,580

			11,311,179
IT Services — 0.1%
iGATE Corp., 9.00%, 5/01/16		150	161,250
Interactive Data Corp., 10.25%, 8/01/18		1,242	1,372,410
Lender Processing Services, Inc., 5.75%, 4/15/23		100	104,250
SunGard Data Systems, Inc.:
7.38%, 11/15/18		200	212,000
6.63%, 11/01/19		2,000	2,090,000
7.63%, 11/15/20		150	163,313
WEX, Inc., 4.75%, 2/01/23 (a)		738	686,340

			4,789,563
Leisure Equipment & Products — 0.0%
Brunswick Corp., 4.63%, 5/15/21 (a)		597	570,135
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		3,037	3,105,706
Machinery — 0.4%
Amsted Industries, Inc., 8.13%, 3/15/18 (a)		100	105,875
Bombardier, Inc.:
4.25%, 1/15/16 (a)		956	996,630
7.50%, 3/15/18 (a)		200	226,500
7.75%, 3/15/20 (a)		150	171,000
5.75%, 3/15/22 (a)		100	100,250
6.13%, 1/15/23 (a)		350	354,375
Case New Holland, Inc., 7.88%, 12/01/17		350	414,313
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19		450	498,375
8.25%, 6/15/21		350	395,937
Cooper U.S., Inc., 6.10%, 7/01/17		1,500	1,732,867
Daimler Finance North America LLC, 1.30%, 7/31/15 (a)		2,000	2,012,116
Dematic SA/DH Services Luxembourg S.à r.l., 7.75%, 12/15/20 (a)		120	126,900

Corporate Bonds	Par (000)		Value
Machinery (concluded)
Jaguar Land Rover Automotive PLC, 5.63%, 2/01/23 (a)	USD	615	$610,387
The Manitowoc Co., Inc., 8.50%, 11/01/20		200	227,000
Navistar International Corp., 8.25%, 11/01/21		275	280,844
Pentair Finance SA:
1.35%, 12/01/15		1,000	1,003,526
1.88%, 9/15/17		750	744,841
Polymer Group, Inc., 7.75%, 2/01/19		100	106,750
Sparkle Assets Ltd., 6.88%, 1/30/20		4,000	3,844,800
SPX Corp.:
7.63%, 12/15/14		100	107,000
6.88%, 9/01/17		100	112,375
Terex Corp., 6.00%, 5/15/21		216	225,720
Titan International, Inc., 6.88%, 10/01/20 (a)		810	830,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (a)		560	558,600
Volkswagen International Finance NV, 1.15%, 11/20/15 (a)		3,000	3,018,270

			18,805,501
Media — 1.3%
AMC Networks, Inc.:
7.75%, 7/15/21		1,055	1,186,875
4.75%, 12/15/22		232	224,460
Cablevision Systems Corp.:
8.63%, 9/15/17		250	291,250
7.75%, 4/15/18		300	340,500
8.00%, 4/15/20		100	113,500
5.88%, 9/15/22		1,475	1,476,844
Catalina Marketing Corp., 11.63%, 10/01/17 (a)(c)		1,316	1,372,059
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25%, 10/30/17		100	105,750
7.00%, 1/15/19		400	424,000
8.13%, 4/30/20		150	164,250
7.38%, 6/01/20		100	109,250
5.25%, 3/15/21 (a)		150	144,750
6.50%, 4/30/21		250	260,000
6.63%, 1/31/22		300	310,500
5.25%, 9/30/22		2,035	1,912,900
5.13%, 2/15/23		1,280	1,190,400
5.75%, 9/01/23 (a)		225	214,031
5.75%, 1/15/24		125	118,438
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		350	363,125
5.13%, 12/15/21 (a)		1,140	1,105,800
Cinemark USA, Inc., 4.88%, 6/01/23		100	95,250
Clear Channel Communications, Inc.:
9.00%, 12/15/19		1,997	2,026,955
9.00%, 3/01/21		2,129	2,144,967
11.25%, 3/01/21		175	187,906
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,502	1,603,385
6.50%, 11/15/22		2,753	2,890,650
6.50%, 11/15/22		1,343	1,396,720
Comcast Corp., 6.50%, 1/15/17		3,000	3,483,333
CSC Holdings LLC:
7.63%, 7/15/18		150	172,875
8.63%, 2/15/19		200	236,500
6.75%, 11/15/21		200	218,000
Cumulus Media Holdings, Inc., 7.75%, 5/01/19		150	158,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16		639	663,381

16	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
3.50%, 3/01/16	USD	2,500	$2,618,560
2.40%, 3/15/17		682	693,693
DISH DBS Corp.:
7.75%, 5/31/15		200	218,750
7.13%, 2/01/16		350	386,750
4.63%, 7/15/17		150	156,000
4.25%, 4/01/18		1,430	1,451,450
7.88%, 9/01/19		350	406,875
5.13%, 5/01/20		3,085	3,123,563
6.75%, 6/01/21		350	378,875
5.88%, 7/15/22		1,481	1,516,174
5.00%, 3/15/23		300	286,875
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		359	381,886
Gannett Co., Inc.:
5.13%, 10/15/19 (a)		426	440,910
5.13%, 7/15/20 (a)		420	429,450
6.38%, 10/15/23 (a)		651	686,805
Gray Television, Inc., 7.50%, 10/01/20 (a)		891	933,323
Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20 (a)		200	145,000
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		80	88,800
Lamar Media Corp.:
5.88%, 2/01/22		100	103,250
5.00%, 5/01/23		805	766,763
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		318	337,875
The Mcclatchy Co., 9.00%, 12/15/22		2,140	2,305,850
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21 (a)		200	216,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		435	452,400
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		540	545,400
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	881,680
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		2,089	2,141,225
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a)		200	213,500
Nexstar Broadcasting, Inc., 6.88%, 11/15/20 (a)		572	597,740
Nielsen Finance LLC/Nielsen Finance Co.:
7.75%, 10/15/18		1,066	1,161,940
4.50%, 10/01/20		1,250	1,225,000
Odeon & UCI Finco PLC, 9.00%, 8/01/18		1,000	1,647,506
Omnicom Group, Inc., 5.90%, 4/15/16		1,000	1,113,746
Quebecor Media, Inc., 5.75%, 1/15/23		250	241,875
RCN Telecom Services LLC/RCB Capital Corp., 8.50%, 8/15/20 (a)		595	600,950
Regal Entertainment Group, 5.75%, 2/01/25		95	90,488
Sinclair Television Group, Inc.:
5.38%, 4/01/21		250	244,375
6.13%, 10/01/22		100	101,875
Sirius XM Holdings, Inc.:
4.25%, 5/15/20 (a)		75	71,531
5.88%, 10/01/20 (a)		783	810,405
5.75%, 8/01/21 (a)		150	153,000
4.63%, 5/15/23 (a)		466	427,555
TCM Sub LLC, 3.55%, 1/15/15 (a)		600	618,499
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		1,265	1,249,187
5.75%, 1/15/23		1,930	2,699,919

Corporate Bonds	Par (000)		Value
Media (concluded)
Univision Communications, Inc.:
6.88%, 5/15/19 (a)	USD	721	$776,877
7.88%, 11/01/20 (a)		250	277,500
8.50%, 5/15/21 (a)		555	614,663
6.75%, 9/15/22 (a)		384	418,560
5.13%, 5/15/23 (a)		952	942,480
Videotron Ltd., 5.00%, 7/15/22		150	147,375
Virgin Media Finance PLC:
8.38%, 10/15/19		100	109,125
6.38%, 4/15/23 (a)		345	353,625
Virgin Media Secured Finance PLC:
6.50%, 1/15/18		100	104,000
5.38%, 4/15/21 (a)		200	201,000
Visant Corp., 10.00%, 10/01/17		175	161,000
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19		200	221,000
Ziggo BV, 3.63%, 3/27/20	EUR	1,355	1,830,559
Ziggo Finance BV, 6.13%, 11/15/17		50	69,924

			68,297,815
Metals & Mining — 0.6%
AK Steel Corp., 7.63%, 5/15/20	USD	100	89,500
Aleris International, Inc.:
7.63%, 2/15/18		100	106,000
7.88%, 11/01/20		100	106,000
APERAM, 7.75%, 4/01/18 (a)		197	199,955
ArcelorMittal:
9.50%, 2/15/15		763	836,401
4.25%, 2/25/15		200	206,000
4.25%, 8/05/15		1,032	1,065,540
4.25%, 3/01/16		200	206,500
5.00%, 2/25/17		826	872,463
6.13%, 6/01/18		1,480	1,605,800
10.35%, 6/01/19		250	316,250
5.75%, 8/05/20		200	211,000
6.00%, 3/01/21		300	314,625
6.75%, 2/25/22		350	380,625
7.50%, 10/15/39		400	395,000
7.25%, 3/01/41		200	192,500
Commercial Metals Co., 7.35%, 8/15/18		100	114,000
Edgen Murray Corp., 8.75%, 11/01/20 (a)		200	231,000
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		150	149,250
Ferrexpo Finance PLC, 7.88%, 4/07/16 (a)		200	192,750
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)		1,020	1,058,250
6.38%, 2/01/16 (a)		725	755,604
6.00%, 4/01/17 (a)		5,605	5,857,225
6.88%, 2/01/18 (a)		725	768,500
8.25%, 11/01/19 (a)		350	388,500
6.88%, 4/01/22 (a)		200	212,500
Global Brass & Copper, Inc., 9.50%, 6/01/19		60	67,200
Hecla Mining Co., 6.88%, 5/01/21 (a)		150	147,000
Hidili Industry International Development Ltd., 8.63%, 11/04/15		2,000	1,440,000
HudBay Minerals, Inc., 9.50%, 10/01/20		150	154,500
IAMGOLD Corp., 6.75%, 10/01/20 (a)		200	178,500
Inmet Mining Corp.:
8.75%, 6/01/20 (a)		300	331,500
7.50%, 6/01/21 (a)		150	159,000
JMC Steel Group, Inc., 8.25%, 3/15/18 (a)		200	198,750
Kaiser Aluminum Corp., 8.25%, 6/01/20		40	45,300
MolyCorp., Inc., 10.00%, 6/01/20		175	173,250
New Gold, Inc., 6.25%, 11/15/22 (a)		450	443,250

BLACKROCK FUNDS II	OCTOBER 31, 2013	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Novelis, Inc.:
8.38%, 12/15/17	USD	580	$620,600
8.75%, 12/15/20		3,164	3,519,950
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		100	104,500
S&B Minerals Finance SCA, 9.25%, 8/15/20		1,100	1,616,747
Severstal Columbus LLC, 10.25%, 2/15/18		75	79,500
Steel Dynamics, Inc.:
6.38%, 8/15/22		500	540,000
5.25%, 4/15/23 (a)		569	563,310
United States Steel Corp.:
7.00%, 2/01/18		175	189,000
7.38%, 4/01/20		100	105,500
Vedanta Resources PLC:
9.50%, 7/18/18		1,500	1,666,800
6.00%, 1/31/19		2,100	2,043,510
Walter Energy, Inc., 9.88%, 12/15/20 (a)		125	110,625

			31,330,030
Multiline Retail — 0.0%
J.C. Penney Corp., Inc., 7.63%, 3/01/97		100	66,500
Sears Holdings Corp., 6.63%, 10/15/18		200	188,500

			255,000
Oil, Gas & Consumable Fuels — 2.7%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		2,345	2,515,013
6.13%, 7/15/22		485	520,163
4.88%, 5/15/23		2,389	2,377,055
Afren PLC, 11.50%, 2/01/16 (a)		200	228,250
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (l)		465	441,750
Alpha Natural Resources, Inc.:
9.75%, 4/15/18		150	154,500
6.00%, 6/01/19		100	86,000
6.25%, 6/01/21		200	169,500
Antero Resources Finance Corp.:
9.38%, 12/01/17		100	105,250
6.00%, 12/01/20		100	105,500
5.38%, 11/01/21 (a)		1,183	1,202,224
Arch Coal, Inc.:
8.75%, 8/01/16		100	100,000
7.00%, 6/15/19		300	232,500
7.25%, 6/15/21		300	228,750
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		564	589,380
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23 (a)		491	482,407
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		1,943	2,079,010
7.50%, 4/01/20 (a)		185	191,013
Berau Coal Energy PT, 7.25%, 3/13/17		3,000	2,877,607
Berry Petroleum Co., 6.38%, 9/15/22		150	154,500
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		211	223,660
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		330	361,350
7.50%, 9/15/20		216	235,440
Chaparral Energy, Inc., 7.63%, 11/15/22		185	199,800
Chesapeake Energy Corp.:
9.50%, 2/15/15		250	274,687
3.25%, 3/15/16		150	151,875
6.50%, 8/15/17		150	168,000
7.25%, 12/15/18		741	852,150
6.63%, 8/15/20		1,589	1,791,597

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
6.88%, 11/15/20	USD	30	$33,900
6.13%, 2/15/21		546	596,505
5.38%, 6/15/21		225	234,000
5.75%, 3/15/23		2,109	2,235,540
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19		200	209,500
Cimarex Energy Co., 5.88%, 5/01/22		150	159,750
Concho Resources, Inc.:
7.00%, 1/15/21		100	111,500
6.50%, 1/15/22		228	249,090
5.50%, 10/01/22		11	11,468
5.50%, 4/01/23		1,016	1,054,100
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (a)		100	69,000
CONSOL Energy, Inc.:
8.00%, 4/01/17		1,079	1,143,740
8.25%, 4/01/20		275	300,781
Continental Resources, Inc.:
5.00%, 9/15/22		500	520,625
4.50%, 4/15/23		726	732,353
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20 (a)		100	102,250
6.13%, 3/01/22 (a)		608	621,680
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		230	244,950
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		685	688,425
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	100,250
Denbury Resources, Inc.:
8.25%, 2/15/20		200	220,000
4.63%, 7/15/23		2,684	2,475,990
Diamondback Energy, Inc., 7.63%, 10/01/21 (a)		831	868,395
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		1,656	1,742,940
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 6/01/19		100	102,750
El Paso LLC:
7.00%, 6/15/17		200	225,781
7.80%, 8/01/31		125	129,043
7.75%, 1/15/32		2,819	2,926,009
Energy Transfer Equity LP, 7.50%, 10/15/20		1,168	1,349,040
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		772	860,780
7.75%, 6/15/19		500	535,000
7.50%, 12/15/21 (a)		125	130,625
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)		10,000	11,037,500
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,625	1,876,875
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,165	1,252,375
EPL Oil & Gas, Inc., 8.25%, 2/15/18		125	134,063
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		200	200,000
EXCO Resources, Inc., 7.50%, 9/15/18		200	193,500
Foresight Energy LLC/Foresight Energy Corp., 7.88%, 8/15/21 (a)		150	152,625
Forest Oil Corp., 7.25%, 6/15/19		250	252,500
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		90	91,350
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		150	158,625
Halcon Resources Corp.: 9.75%, 7/15/20		150	163,125

18	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
8.88%, 5/15/21	USD	904	$941,290
Harvest Operations Corp., 6.88%, 10/01/17		100	107,375
HilCorp. Energy I LP/HilCorp. Finance Co., 7.63%, 4/15/21 (a)		975	1,057,875
Indian Oil Corp. Ltd., 5.75%, 8/01/23		1,600	1,579,840
Indo Energy Finance II, 6.38%, 1/24/23		1,500	1,322,850
Kinder Morgan Finance Co. LLC:
5.70%, 1/05/16		200	215,758
6.00%, 1/15/18 (a)		150	163,336
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		1,391	1,391,000
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		2,363	2,622,930
5.50%, 2/01/22 (a)		426	434,520
Laredo Petroleum, Inc.:
9.50%, 2/15/19		875	977,813
7.38%, 5/01/22		1,270	1,374,775
Lightstream Resources Ltd., 8.63%, 2/01/20 (a)		480	481,200
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		100	99,750
7.00%, 11/01/19 (a)		400	399,000
8.63%, 4/15/20		2,700	2,875,500
7.75%, 2/01/21		595	614,337
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.75%, 11/01/20		100	109,500
6.25%, 6/15/22		185	200,725
5.50%, 2/15/23		150	155,250
4.50%, 7/15/23		681	660,570
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,655	2,771,156
6.38%, 1/30/23 (a)		250	251,563
7.00%, 3/31/24 (a)		2,815	2,878,337
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC:
10.75%, 10/01/20		200	216,000
9.25%, 6/01/21		150	154,500
MIE Holdings Corp.:
9.75%, 5/12/16		2,000	2,110,000
6.88%, 2/06/18		4,800	4,660,560
Newfield Exploration Co.:
6.88%, 2/01/20		200	214,000
5.75%, 1/30/22		200	210,000
5.63%, 7/01/24		250	255,000
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		250	236,250
9.63%, 6/01/19 (a)		200	200,000
7.77%, 12/15/37 (a)		100	86,750
Northern Oil and Gas, Inc., 8.00%, 6/01/20		238	246,330
Oasis Petroleum, Inc.:
6.88%, 3/15/22 (a)		1,064	1,149,120
6.88%, 1/15/23		50	54,250
Offshore Group Investment Ltd.:
7.50%, 11/01/19		250	271,875
7.13%, 4/01/23		1,066	1,084,655
Pacific Drilling SA, 5.38%, 6/01/20 (a)		1,013	1,020,597
Pacific Drilling V Ltd., 7.25%, 12/01/17 (a)		200	217,500
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		496	518,320
PDC Energy, Inc., 7.75%, 10/15/22		360	390,600
Peabody Energy Corp.:
7.38%, 11/01/16		200	225,000
6.00%, 11/15/18		1,497	1,579,335
6.50%, 9/15/20		150	158,250

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
6.25%, 11/15/21	USD	1,488	$1,536,360
7.88%, 11/01/26		525	540,750
Penn Virginia Corp., 8.50%, 5/01/20		225	238,781
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		1,298	1,440,780
Pertamina Persero PT, 5.63%, 5/20/43		5,000	4,278,500
Precision Drilling Corp., 6.63%, 11/15/20		225	239,625
QEP Resources, Inc.:
6.88%, 3/01/21		585	625,950
5.38%, 10/01/22		1,110	1,085,025
5.25%, 5/01/23		200	192,500
Range Resources Corp.:
6.75%, 8/01/20		966	1,050,525
5.75%, 6/01/21		1,548	1,648,620
5.00%, 8/15/22		1,687	1,684,891
5.00%, 3/15/23		150	149,625
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.88%, 12/01/18		100	108,000
5.75%, 9/01/20		152	157,320
6.50%, 7/15/21		150	160,875
5.50%, 4/15/23		100	99,750
4.50%, 11/01/23 (a)		1,336	1,235,800
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)		222	230,880
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		200	188,000
6.00%, 1/15/19 (a)		100	88,750
5.63%, 4/15/20 (a)		150	126,375
6.88%, 4/15/40 (a)		100	75,500
Rosetta Resources, Inc., 5.63%, 5/01/21		1,475	1,489,750
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		1,895	1,913,950
5.63%, 4/15/23 (a)		794	778,120
Sabine Pass LNG LP:
7.50%, 11/30/16		3,535	3,945,944
6.50%, 11/01/20		1,530	1,598,850
Samson Investment Co., 10.25%, 2/15/20 (a)		500	540,000
Sanchez Energy Corp., 7.75%, 6/15/21 (a)		150	153,000
SandRidge Energy, Inc.:
8.75%, 1/15/20		44	47,520
7.50%, 3/15/21		300	318,000
8.13%, 10/15/22		100	106,500
7.50%, 2/15/23		1,063	1,102,863
Seadrill Ltd., 5.63%, 9/15/17 (a)		2,794	2,884,805
Seven Generations Energy Ltd., 8.25%, 5/15/20 (a)		861	921,270
Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (a)		1,750	1,739,551
SM Energy Co.:
6.63%, 2/15/19		7	7,455
6.50%, 11/15/21		760	824,600
6.50%, 1/01/23		28	29,960
5.00%, 1/15/24 (a)		1,000	977,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		654	688,335
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 5/01/23		100	100,000
4.25%, 11/15/23 (a)		200	187,000
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		1,031	1,176,338

BLACKROCK FUNDS II	OCTOBER 31, 2013	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/01/20	USD	38	$38,855
6.13%, 10/15/21		135	139,725
TransCanada Pipelines Ltd., 6.35%, 5/15/67 (b)		1,976	2,052,149
Unit Corp., 6.63%, 5/15/21		100	104,500
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		190	198,550
Venoco, Inc., 8.88%, 2/15/19		100	101,500
W&T Offshore, Inc., 8.50%, 6/15/19		200	215,500
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,058	3,180,320
5.75%, 3/15/21 (a)		1,106	1,164,065
WPX Energy, Inc., 6.00%, 1/15/22		200	210,000

			140,662,028
Paper & Forest Products — 0.0%
Cascades, Inc., 7.75%, 12/15/17	CAD	100	104,250
Clearwater Paper Corp., 4.50%, 2/01/23	USD	345	315,675
Resolute Forest Products, Inc., 5.88%, 5/15/23 (a)		150	136,500
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)		200	211,500
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		460	464,600

			1,232,525
Personal Products — 0.0%
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		175	165,375
Revlon Consumer Products Corp., 5.75%, 2/15/21 (a)		100	98,750

			264,125
Pharmaceuticals — 0.4%
Actavis, Inc., 1.88%, 10/01/17		2,000	1,995,048
Capsugel SA, 7.00%, 5/15/19 (a)(f)		362	362,000
Endo Health Solutions, Inc., 7.00%, 7/15/19		100	106,750
Grifols, Inc., 8.25%, 2/01/18		250	268,437
Hospira, Inc., 6.05%, 3/30/17		125	137,919
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		150	156,375
Mylan, Inc., 6.00%, 11/15/18 (a)		2,745	2,953,348
Par Pharmaceutical COS., Inc., 7.38%, 10/15/20		1,018	1,058,720
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (a)		736	776,480
Valeant Pharmaceuticals International:
6.75%, 10/01/17 (a)		150	161,250
6.75%, 8/15/18 (a)		6,044	6,618,180
6.88%, 12/01/18 (a)		1,451	1,550,756
7.00%, 10/01/20 (a)		150	161,625
6.38%, 10/15/20 (a)		815	870,013
6.75%, 8/15/21 (a)		200	213,000
7.25%, 7/15/22 (a)		800	870,000
VPII Escrow Corp., 7.50%, 7/15/21 (a)		620	688,200

			18,948,101
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19		750	1,103,386
Real Estate Investment Trusts (REITs) — 0.3%
AvalonBay Communities, Inc., 5.70%, 3/15/17		625	702,157
Cyrusone LP/Cyrusone Finance Corp., 6.38%, 11/15/22		100	100,750
DuPont Fabros Technology LP, 5.88%, 9/15/21 (a)		890	912,250
ERP Operating LP: 5.13%, 3/15/16		865	946,208

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
5.38%, 8/01/16	USD	1,135	$1,261,750
Felcor Lodging LP:
6.75%, 6/01/19		522	555,930
5.63%, 3/01/23		220	216,700
The Geo Group, Inc., 5.88%, 1/15/22 (a)		825	831,187
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)		693	706,860
4.88%, 11/01/20 (a)		1,464	1,474,980
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)(l)		230	334,937
iStar Financial, Inc.:
3.88%, 7/01/16		750	763,125
4.88%, 7/01/18		600	588,000
Prologis LP, 5.63%, 11/15/16		2,800	3,120,676
Simon Property Group LP, 4.20%, 2/01/15		3,000	3,106,107

			15,621,617
Real Estate Management & Development — 1.3%
Alam Synergy Pte. Ltd., 6.95%, 3/27/20		300	278,250
Caifu Holdings Ltd., 8.75%, 1/24/20		5,000	5,068,750
CBRE Services, Inc., 5.00%, 3/15/23		200	194,250
China Properties Group Ltd., 13.50%, 10/16/18		400	403,000
China SCE Property Holdings Ltd., 11.50%, 11/14/17		2,000	2,185,000
CIFI Holdings Group Co. Ltd., 12.25%, 4/15/18		3,250	3,638,050
Country Garden Holdings Co. Ltd., 7.25%, 4/04/21		3,500	3,495,800
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		1,250	1,362,500
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,439,636
10.75%, 1/22/20	USD	3,600	3,575,340
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	22,000	3,607,137
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,334,375
Gemdale Asia Holding Ltd., 5.63%, 3/21/18	CNH	17,000	2,649,930
Glorious Property Holdings Ltd., 13.25%, 3/04/18	USD	2,500	2,087,500
Greentown China Holdings Ltd.:
5.63%, 5/13/16	CNH	11,500	1,874,871
8.50%, 2/04/18	USD	1,250	1,273,817
8.00%, 3/24/19		600	614,070
The Howard Hughes Corp., 6.88%, 10/01/21 (a)		494	511,290
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNH	20,500	3,379,834
10.25%, 1/08/20	USD	800	824,000
KWG Property Holding Ltd., 13.25%, 3/22/17		1,000	1,160,000
New World China Land Ltd., 5.50%, 2/06/18	CNH	17,000	2,831,241
Powerlong Real Estate Holdings Ltd., 9.50%, 5/27/16		1,000	161,929
Realogy Group LLC:
7.88%, 2/15/19 (a)	USD	1,644	1,796,070
7.63%, 1/15/20 (a)		3,671	4,093,165
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		150	150,000
RPG Byty Sro, 6.75%, 5/01/20	EUR	1,700	2,319,724
Shimao Property Holding Ltd., 6.63%, 1/14/20	USD	1,300	1,263,210
Sunac China Holdings Ltd.:
12.50%, 10/16/17		1,550	1,747,625
9.38%, 4/05/18		2,100	2,170,875
Theta Capital Pte. Ltd.:
7.00%, 5/16/19		2,000	2,027,118

20	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
6.13%, 11/14/20	USD	1,700	$1,646,535
Vingroup Joint Stock Co., 12.00%, 5/07/18		2,000	1,982,940
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		2,950	2,994,250

			68,142,082
Road & Rail — 0.2%
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		350	375,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19		150	163,500
CEVA Group PLC, 8.38%, 12/01/17 (a)		100	103,500
CHC Helicopter SA, 9.25%, 10/15/20		300	324,000
CSX Corp., 6.25%, 3/15/18		975	1,143,597
The Hertz Corp.:
4.25%, 4/01/18 (a)		332	332,830
7.50%, 10/15/18		200	217,000
6.75%, 4/15/19		1,425	1,537,219
5.88%, 10/15/20		35	36,838
7.38%, 1/15/21		1,020	1,132,200
6.25%, 10/15/22		460	481,850
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (a)		1,715	1,835,050
Kansas City Southern de Mexico SA de CV, 0.94%, 10/28/16 (a)(b)		2,000	1,996,966
Swift Services Holdings, Inc., 10.00%, 11/15/18		100	112,000

			9,791,925
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		100	100,000
Amkor Technology, Inc., 6.38%, 10/01/22		125	123,125
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (a)		230	248,687
8.05%, 2/01/20		200	215,500
5.00%, 5/15/21 (a)		100	97,250
6.00%, 1/15/22 (a)		130	131,463
MEMC Electronic Materials, Inc., 7.75%, 4/01/19		100	104,625
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		1,150	1,152,875
5.75%, 2/15/21 (a)		605	630,713
Sensata Technologies BV:
6.50%, 5/15/19 (a)		150	162,000
4.88%, 10/15/23 (a)		150	145,500
STATS ChipPAC Ltd., 4.50%, 3/20/18 (a)		200	199,760

			3,311,498
Software — 0.6%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		2,729	2,824,515
6.13%, 9/15/23 (a)		964	1,007,380
Audatex North America, Inc.:
6.75%, 6/15/18		300	320,790
6.00%, 6/15/21 (a)		1,370	1,414,525
6.13%, 11/01/23 (a)		510	517,650
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		1,715	1,813,613
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19		250	276,875
First Data Corp.:
11.25%, 3/31/16		501	503,505
7.38%, 6/15/19 (a)		5,490	5,908,613
8.88%, 8/15/20 (a)		150	167,250
6.75%, 11/01/20 (a)		1,876	1,986,215
8.25%, 1/15/21 (a)		500	532,500

Corporate Bonds	Par (000)		Value
Software (concluded)
11.25%, 1/15/21 (a)	USD	150	$164,813
12.63%, 1/15/21		725	836,469
10.63%, 6/15/21 (a)		1,025	1,100,594
11.75%, 8/15/21 (a)		743	756,003
8.75%, 1/15/22 (a)(f)		200	213,500
Fiserv, Inc., 3.13%, 10/01/15		1,200	1,246,914
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18 (a)(f)		818	845,607
IMS Health, Inc.:
12.50%, 3/01/18 (a)		400	476,000
6.00%, 11/01/20 (a)		2,016	2,096,640
Infor U.S., Inc.:
11.50%, 7/15/18		100	116,000
9.38%, 4/01/19		250	282,500
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (a)		2,180	2,289,000
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		2,139	2,122,957
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		100	109,000

			29,929,428
Specialty Retail — 0.7%
AA Bond Co. Ltd., 9.50%, 7/31/19		1,200	2,106,883
Best Buy Co., Inc.:
5.00%, 8/01/18		100	104,875
5.50%, 3/15/21		200	202,500
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	1,000	1,603,412
Burger King Corp., 9.88%, 10/15/18	USD	200	224,250
Chinos Intermediate Holdings A, Inc., 7.75%, 5/01/19 (a)(f)		25	25,156
Claire’s Stores, Inc.:
9.00%, 3/15/19 (a)		1,261	1,409,167
7.75%, 6/01/20 (a)		985	980,075
Co-Operative Group Holdings, 7.50%, 7/08/20		2,000	3,270,960
CST Brands, Inc., 5.00%, 5/01/23 (a)		1,733	1,676,677
DFS Furniture Holdings PLC, 7.63%, 8/15/18		920	1,589,070
Dufry Finance SCA, 5.50%, 10/15/20 (a)		438	444,150
House of Fraser Funding PLC, 8.88%, 8/15/18		1,810	3,148,861
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,488,342
L Brands, Inc.:
6.90%, 7/15/17	USD	200	228,500
8.50%, 6/15/19		100	120,375
6.63%, 4/01/21		300	330,000
5.63%, 2/15/22		200	206,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/01/18 (a)(f)		1,192	1,230,740
Michaels Stores, Inc., 7.75%, 11/01/18		431	464,941
Murphy Oil USA, Inc., 6.00%, 8/15/23 (a)		200	203,000
Neiman Marcus Group Ltd., Inc.:
8.00%, 10/15/21 (a)		1,750	1,791,563
8.75%, 10/15/21 (a)(f)		785	806,587
New Academy Finance Co LLC/New Academy Finance Corp., 8.00%, 6/15/18 (a)(f)		207	211,657
New Albertsons, Inc., 7.45%, 8/01/29		150	122,250
New Look Bondco I PLC, 8.75%, 5/14/18		100	169,484
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		4,000	4,030,000
Party City Holdings, Inc., 8.88%, 8/01/20 (a)		1,083	1,183,177
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19 (a)(f)		389	401,643
Penske Automotive Group, Inc., 5.75%, 10/01/22		814	811,965

BLACKROCK FUNDS II	OCTOBER 31, 2013	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (a)	USD	200	$215,250
Petco Holdings, Inc., 8.50%, 10/15/17 (a)(b)(f)		100	102,000
Punch Taverns Finance:
Series 2013-A6, Class B, 5.94%, 12/30/24		500	781,663
Series 2013-A7, Class B, 4.77%, 6/30/33		869	1,309,906
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		640	707,200
5.75%, 6/01/22		275	285,313
5.50%, 11/01/23		1,049	1,059,490
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (a)		200	213,000
Sonic Automotive, Inc., 5.00%, 5/15/23		98	91,140
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		200	206,500

			37,557,722
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 6.38%, 12/15/20		200	217,000
Levi Strauss & Co.:
7.63%, 5/15/20		100	109,750
6.88%, 5/01/22		894	969,990
PVH Corp.:
7.38%, 5/15/20		371	406,245
4.50%, 12/15/22		150	142,875
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (a)		202	216,140
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (a)		880	884,400
The William Carter Co., 5.25%, 8/15/21 (a)		468	475,020
Wolverine World Wide, Inc., 6.13%, 10/15/20		1,147	1,221,555

			4,642,975
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp., 2.00%, 4/01/20 (l)		114	155,610
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		150	147,375
Radian Group, Inc.:
3.00%, 11/15/17 (l)		135	196,003
2.25%, 3/01/19 (l)		907	1,361,634

			1,860,622
Tobacco — 0.1%
Alliance One International, Inc., 9.88%, 7/15/21 (a)		150	142,500
Altria Group, Inc., 9.70%, 11/10/18		1,250	1,678,569
BAT International Finance PLC, 1.40%, 6/05/15 (a)		2,000	2,019,562
Lorillard Tobacco Co.:
3.50%, 8/04/16		1,000	1,055,105
2.30%, 8/21/17		799	807,093

			5,702,829
Trading Companies & Distributors — 0.6%
Air Lease Corp., 4.50%, 1/15/16		580	609,000
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		2,025	2,049,914
7.13%, 10/15/20 (a)		3,950	4,384,500
6.75%, 4/06/21 (a)		6,650	7,165,375
H&E Equipment Services, Inc., 7.00%, 9/01/22		872	950,480
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,794,360
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,416,881
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16 (a)	USD	4,700	4,803,499
United Rentals North America, Inc.:
5.75%, 7/15/18		215	230,587

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors (concluded)
9.25%, 12/15/19	USD	100	$112,375
7.38%, 5/15/20		150	167,250
8.38%, 9/15/20		200	223,500
8.25%, 2/01/21		864	978,480
7.63%, 4/15/22		2,435	2,727,200
6.13%, 6/15/23		475	488,063

			29,101,464
Wireless Telecommunication Services — 0.9%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/01/15 (a)		650	674,050
12.00%, 12/01/17 (a)		76	89,300
Cricket Communications, Inc., 7.75%, 10/15/20		350	399,875
Crown Castle International Corp.:
7.13%, 11/01/19		100	108,000
5.25%, 1/15/23		1,374	1,360,260
Digicel Group Ltd., 8.25%, 9/30/20 (a)		1,111	1,172,105
Lynx I Corp., 6.00%, 4/15/21		3,190	5,281,118
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		200	216,000
6.63%, 11/15/20		250	264,375
6.25%, 4/01/21 (a)		450	470,813
6.63%, 4/01/23 (a)		350	366,187
Millicom International Cellular SA, 4.75%, 5/22/20 (a)		200	187,500
Nokia Oyj:
5.38%, 5/15/19		200	206,250
6.63%, 5/15/39		150	147,750
SBA Telecommunications, Inc., 5.75%, 7/15/20		100	104,000
SmarTone Finance Ltd., 3.88%, 4/08/23		5,000	4,404,750
Sprint Capital Corp.:
6.90%, 5/01/19		250	269,375
6.88%, 11/15/28		300	285,000
8.75%, 3/15/32		350	378,875
Sprint Communications, Inc.:
6.00%, 12/01/16		350	378,437
9.13%, 3/01/17		250	295,000
8.38%, 8/15/17		200	231,500
9.00%, 11/15/18 (a)		4,512	5,470,800
7.00%, 3/01/20 (a)		1,970	2,186,700
7.00%, 8/15/20		350	375,375
11.50%, 11/15/21		200	260,500
6.00%, 11/15/22		350	344,750
Sprint Corp.:
7.25%, 9/15/21 (a)		300	323,250
7.88%, 9/15/23 (a)		9,173	9,952,705
T-Mobile USA, Inc.:
5.25%, 9/01/18 (a)		150	155,813
6.46%, 4/28/19		585	620,100
6.63%, 4/28/21		3,600	3,807,000
6.73%, 4/28/22		2,950	3,115,937

			43,903,450
Total Corporate Bonds — 25.6%			1,313,294,965

Equity-Linked Notes	Par (000)		Value
Aerospace & Defense — 1.0%
Deutsche Bank AG (Honeywell International, Inc.), 16.70%, 11/22/13		155	13,049,872
Deutsche Bank AG (United Technologies Corp.), 9.06%, 11/19/13		96	10,018,702

22	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes	Par (000)		Value
Aerospace & Defense (concluded)
Goldman Sachs Group, Inc. (Precision Castparts Corp.), 9.65%, 12/19/13	USD	57	$13,716,772
Goldman Sachs Group, Inc. (Rockwell Collins, Inc.), 20.25%, 11/21/13		217	15,083,146

			51,868,492
Air Freight & Logistics — 0.3%
Bank of America N.A. (United Parcel Service, Inc.), 10.47%, 12/12/13		153	15,156,743
Auto Components — 0.2%
Bank of America N.A. (Johnson Controls, Inc.), 11.74%, 12/13/13		242	10,495,528
Automobiles — 0.5%
Bank of America N.A. (Honda Motor Co. Ltd.), 12.70%, 11/05/13		256	10,109,451
Goldman Sachs Group, Inc. (Hyundai Motor Co.), 11.50%, 1/08/14 (g)		0	14,979,892

			25,089,343
Beverages — 0.8%
Deutsche Bank AG (SABMiller PLC), 10.27%, 12/10/13		294	14,976,700
Goldman Sachs Group, Inc. (Fomento Economico Mexicano SAB de CV), 21.60%, 12/09/13		159	15,027,947
Royal Bank of Canada (PepsiCo, Inc.), 8.12%, 12/12/13		163	13,361,997

			43,366,644
Chemicals — 0.6%
Bank of America N.A. (The Dow Chemical Co.), 13.28%, 1/17/14		365	14,621,549
Royal Bank of Canada (E.I. du Pont de Nemours & Co.), 10.45%, 1/10/14		244	15,062,093

			29,683,642
Commercial Banks — 0.3%
Royal Bank of Canada (M&T Bank Corp.), 10.66%, 12/10/13		134	15,014,614
Consumer Finance — 0.5%
Deutsche Bank AG (American Express Co.), 9.50%, 1/09/14		177	13,425,965
Royal Bank of Canada (Discover Financial Services), 22.47%, 11/18/13		256	13,241,071

			26,667,036
Distributors — 0.2%
Goldman Sachs Group, Inc. (Genuine Parts Co.), 8.71%, 12/18/13		161	12,627,028
Electric Utilities — 0.5%
Bank of America N.A. (National Grid PLC), 9.70%, 12/19/13		842	10,245,156
Deutsche Bank AG (Edison International), 7.51%, 1/07/14		282	13,436,781

			23,681,937
Food & Staples Retailing — 0.2%
Bank of America N.A. (TESCO PLC), 14.60%, 11/01/13		1,733	9,949,768
Food Products — 0.8%
Bank of America N.A. (Mead Johnson Nutrition Co.), 12.52%, 1/13/13		169	13,288,571
Deutsche Bank AG (Kraft Foods Group, Inc.), 11.05%, 1/09/14		277	15,009,785
UBS AG (Unilever PLC), 18.97%, 11/26/13		380	15,241,650

			43,540,006

Equity-Linked Notes	Par (000)		Value
Health Care Providers & Services — 0.2%
Deutsche Bank AG (Quest Diagnostics, Inc.), 9.33%, 1/15/14	USD	209	$12,463,434
Household Durables — 0.3%
Goldman Sachs Group, Inc. (Whirlpool Corp.), 36.00%, 11/21/13		112	15,731,356
Industrial Conglomerates — 0.3%
Royal Bank of Canada (General Electric Co.), 9.10%, 1/02/14		542	13,682,072
Insurance — 0.5%
Deutsche Bank AG (Prudential Financial, Inc.), 14.93%, 12/04/13		173	13,264,582
Goldman Sachs Group, Inc. (Fidelity National Financial, Inc.), 9.75%, 1/08/14		538	15,082,854

			28,347,436
IT Services — 0.6%
Goldman Sachs Group, Inc. (MasterCard, Inc.), 75.00%, 1/13/14		22	15,252,568
Goldman Sachs Group, Inc. (Visa, Inc.), 11.75%, 11/20/13		68	13,179,566

			28,432,134
Machinery — 0.6%
Deutsche Bank AG (Deere & Co.), 10.21%, 11/19/13		119	9,609,770
Deutsche Bank AG (Eaton Corp.), 28.17%, 11/15/13		193	13,028,768
Royal Bank of Canada (Ingersoll-Rand PLC), 10.30%, 12/17/13		155	10,221,311

			32,859,849
Media — 0.3%
Goldman Sachs Group, Inc. (The Walt Disney Co.), 13.50%, 12/19/13		200	13,380,166
Office Electronics — 0.3%
Bank of America N.A. (Canon, Inc.), 14.30%, 1/14/14		471	15,007,846
Oil, Gas & Consumable Fuels — 0.7%
Bank of America N.A. (ENI SpA), 28.50%, 11/01/13		572	13,294,168
Bank of America N.A. (Total SA), 17.30%, 11/04/13		175	10,052,489
Deutsche Bank AG (Marathon Oil Corp.), 26.54%, 11/26/13		205	13,501,549

			36,848,206
Paper & Forest Products — 0.2%
Deutsche Bank AG (International Paper Co.), 15.50%, 12/04/13		275	12,038,497
Pharmaceuticals — 0.8%
Bank of America N.A. (Bristol-Myers Squibb Co.), 10.15%, 1/17/14		307	15,732,870
Deutsche Bank AG (GlaxoSmithKline PLC), 7.98%, 11/27/13		501	12,351,644
Royal Bank of Canada (Pfizer, Inc.), 9.16%, 1/10/14		488	15,106,534

			43,191,048
Real Estate Investment Trusts (REITs) — 0.3%
Goldman Sachs Group, Inc. (Weyerhaeuser Co.), 17.00%, 11/19/13		457	13,468,685
Semiconductors & Semiconductor Equipment — 0.3%
Bank of America N.A. (Intel Corp.), 11.18%, 12/11/13		632	14,956,303

BLACKROCK FUNDS II	OCTOBER 31, 2013	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Equity-Linked Notes	Par (000)		Value
Specialty Retail — 0.3%
Royal Bank of Canada (The Home Depot, Inc.), 9.30%, 12/06/13	USD	171	$13,154,830
Textiles, Apparel & Luxury Goods — 0.5%
Bank of America N.A. (Compagnie Financiere Richemont SA), 17.90%, 11/13/13		101	9,932,167
Goldman Sachs Group, Inc. (NIKE, Inc.), 13.75, 1/09/14		198	15,075,162

			25,007,329
Tobacco — 0.3%
Bank of America N.A. (Philip Morris International, Inc.), 8.99%, 1/10/14		148	13,304,616
Wireless Telecommunication Services — 0.3%
Deutsche Bank AG (Vodafone Group PLC), 15.00%, 11/27/13		4,455	13,828,451
Total Equity-Linked Notes — 12.7%			652,843,039

Floating Rate Loan Interests (b)	Par (000)		Value
Aerospace & Defense — 0.0%
Sequa Corp., Term Loan, 5.25%, 6/19/17		681	685,595
Airlines — 0.0%
AWAS Finance Luxembourg S.à r.l., Term Loan, 3.50%, 6/10/16		893	893,907
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.62%, 9/10/18		154	136,052
Term B757-200 Loan, 1.62%, 9/10/18		153	134,581
Term B757-300 Loan, 2.24%, 3/10/17		175	161,437
Term B757-300 Loan, 2.24%, 3/10/17		175	161,437
Term B757-300 Loan, 1.62%, 3/10/17		152	133,846

			1,621,260
Auto Components — 0.2%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.13%, 12/29/14		2,610	2,583,838
Tranche C Term Loan, 2.13%, 12/28/15		1,448	1,433,007
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19		794	772,165
Navistar, Inc., Term B Loan, 5.75%, 8/17/17		1,000	1,018,750
Schaeffler AG, Facility C (USD), 4.25%, 1/27/17		850	853,536
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		1,200	1,212,996
Wabash National Corp., Tranche B-1 Loan, 4.50%, 5/08/19		1,261	1,263,369

			9,137,661
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,500	1,500,945
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,840	1,842,300
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		1,471	1,480,571

			4,823,816
Capital Markets — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		397	398,191
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 4.00%, 8/22/16		1,932	1,937,081
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		504	505,956

			2,841,228

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals — 0.2%
AI Chem & Cy S.C.A., Term B-1 Loan, 4.50%, 10/04/19	USD	647	$649,728
AI Chem & Cy U.S. AcquiCo, Inc., Term B-2 Loan, 4.50%, 10/04/19		336	337,113
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		765	724,467
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV):
Initial EUR Term Loan, 4.75%, 2/01/20	EUR	1,388	1,401,766
Initial EUR Term Loan, 5.25%, 2/01/20		214	294,542
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Loan, 6.50%, 12/31/17	USD	590	596,637
Huntsman International LLC, Extended Term B Loan, 2.73%, 4/19/17		600	600,000
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18		464	465,240
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		745	747,332
Oxea Finance & Cy S.C.A. (Oxea Finance LLC):
Term B-2 Loan, 4.25%, 1/15/20		1,930	1,932,413
Term Loan (Second Lien), 8.25%, 7/15/20		675	683,019
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		1,353	1,364,627
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		794	785,234

			10,582,118
Commercial Services & Supplies — 0.3%
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		1,987	1,997,789
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		579	580,798
BakerCorp International, Inc. (FKA B-Corp. Holdings, Inc.), Term Loan, 4.25%, 2/07/20		2,290	2,275,687
Ceridian Corporation, 2013 New Replacement US Term Loan, 4.42%, 5/09/17		429	431,097
Genpact Ltd., Term Loan, 3.50%, 8/30/19		476	477,797
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		495	434,685
KAR Auction Services, Inc., Term B-1 Loan, 3.75%, 5/19/17		724	726,434
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		575	592,250
Moneygram International, Inc., Term Loan, 4.25%, 3/27/20		378	379,140
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		1,016	1,021,216
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19		748	747,801
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		735	738,021
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		1,575	1,571,063
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		516	518,675
Tranche E Term Loan, 4.00%, 3/08/20		811	816,399
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,479	1,452,487
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		345	345,863

			15,107,202

24	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Communications Equipment — 0.0%
Arris Enterprises, Inc., Term B Facility, 3.50%, 4/17/20	USD	866	$862,767
Computer Software & Services — 0.0%
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		1,309	1,318,183
Consumer Finance — 0.0%
Springleaf Financial Funding Co. (FKA American General Finance Corp.), 2019 Term Loan, 4.75%, 9/30/19		1,330	1,342,741
Containers & Packaging — 0.1%
Pact Group (USA), Inc., Term Loan, 3.75%, 5/29/20		1,701	1,684,802
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18		939	946,626
Tekni-Plex, Inc., Term Loan, 6.50%, 8/10/19		584	583,537

			3,214,965
Diversified Financial Services — 0.0%
Nuveen Investments, Inc., Tranche B Second-Lien Term Loan, 6.50%, 2/28/19		340	333,200
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		1,070	1,082,728

			1,415,928
Diversified Telecommunication Services — 0.2%
Alcatel-Lucent USA, Inc.:
EUR Term Loan, 6.25%, 1/30/19	EUR	387	529,826
US Term Loan, 5.75%, 1/30/19	USD	2,233	2,264,299
Avaya, Inc., Term B-5 Loan, 8.00%, 3/31/18		344	334,996
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,295	1,297,137
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B-1 Term Loan, 4.25%, 4/02/18		1,589	1,596,618
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		1,885	1,892,860
tw telecom holdings, inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.67%, 4/17/20		718	718,200
West Corp., Term B-8 Loan, 3.75%, 6/30/18		1,007	1,008,988

			9,642,924
Energy Equipment & Services — 0.0%
American Energy — Utica LLC, Term Loan, 11.00%, 9/30/18		1,677	1,677,399
Food & Staples Retailing — 0.2%
BJ’s Wholesale Club, Inc., New 2013 Replacement Loan (First Lien), 4.25%, 9/26/19		1,597	1,597,562
CDW LLC, Term Loan, 3.50%, 4/29/20		1,493	1,485,979
Dole Food Co., Inc.:
Term B Loan, 4.50%, 10/25/18		1,150	1,154,795
Tranche B Term Loan, 3.75%, 4/01/20		1,219	1,222,434
Pinnacle Foods Finance LLC, Term G Loan, 3.25%, 4/29/20		1,741	1,738,864
Supervalu, Inc., Term B Loan, 5.00%, 3/21/19		1,023	1,028,817
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		1,493	1,370,309

			9,598,760
Food Products — 0.1%
Advance Pierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17		208	209,859
Del Monte Foods Co., Initial Term Loan, 4.00%, 3/08/18		873	872,812

Floating Rate Loan Interests (b)	Par (000)		Value
Food Products (concluded)
Sprout Farmers Markets Holdings LLC, Initial Term Loan, 4.00%, 4/23/20	USD	374	$373,914
U.S. Foods, Inc. (FKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		1,406	1,409,991

			2,866,576
Health Care Equipment & Supplies — 0.1%
Biomet, Inc., Dollar Term B-2 Loan, 3.75%, 7/25/17		1,406	1,415,561
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		727	729,532
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 4.75%, 9/15/17		296	298,348
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19		602	604,507
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		987	993,646
Onex Carestream Finance LP, Term Loan (First Lien 2013), 5.00%, 6/07/19		770	778,338

			4,819,932
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		1,443	1,421,109
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 5.00%, 11/19/19		716	722,711
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19		2,342	2,355,183
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		744	716,912
HCA, Inc., Tranche B-4 Term Loan, 2.92%, 5/01/18		290	290,328
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		123	117,266

			5,623,509
Hotels, Restaurants & Leisure — 1.0%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		2,005	2,014,874
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		23,155	22,811,380
Hilton Los Cabos, Term Loan, 9/18/18		5,375	5,375,000
Hilton Worldwide Finance LLC, Initial Term Loan, 4.00%, 10/26/20		8,013	8,056,950
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		1,454	1,451,672
Motel 6, Term Loan, 10.00%, 10/15/17		4,991	5,165,433
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		550	550,919
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		445	445,000
Term B Loan, 5.25%, 2/19/19		630	633,546
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00%, 12/20/18		464	466,150
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		970	978,914
Travelport LLC (FKA Travelport, Inc.), New Second Priority Loan (Tranche 1), 9.50%, 1/31/16		235	243,497
Wendy’s International, Inc, Term B Loan, 3.25%, 5/15/19		614	614,348

			48,807,683

BLACKROCK FUNDS II	OCTOBER 31, 2013	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Independent Power Producers & Energy Traders — 0.0%
Calpine Corp., Term Loan, 4.00%, 4/01/18	USD	987	$991,291
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		386	388,164

			1,379,455
Insurance — 0.0%
Hub International Ltd., Initial Term Loan, 4.75%, 10/02/20		1,900	1,914,592
Internet Software & Services — 0.1%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19		2,437	2,447,248
Machinery — 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		3,495	3,491,475
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		960	964,121
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		739	737,411
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		3,508	3,508,419
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		538	538,189
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		631	634,663

			9,874,278
Media — 0.1%
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		1,746	1,726,825
Springer Science+Business Media GM, Term B-2 Loan, 5.00%, 8/14/20		1,315	1,314,592
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		138	138,739
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		515	527,556
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20		845	849,392
Virgin Media Investment Holdings Ltd., Term B Loan, 3.50%, 6/08/20		945	944,574
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19		153	154,281

			5,655,959
Metals & Mining — 0.1%
Constellium Holdco BV (Constellium France S.A.S), Initial Dollar Term Loan, 6.00%, 3/25/20		1,701	1,741,859
FMG Resources August 2006 Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		2,186	2,188,834
Newpage Corp., Term Loan, 7.75%, 12/21/18		637	647,337
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		739	740,990
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 6.75%, 4/02/18		712	697,619

			6,016,639
Multiline Retail — 0.0%
Hudson’s Bay Co., Term B Loan, 4.75%, 10/07/20		665	673,731
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/02/17		3,370	3,441,613
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,282	1,282,108

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18	USD	913	$913,333
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		494	496,360
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Second Term Loan, 5.75%, 3/28/19		1,274	1,281,165
Term Loan, 6.25%, 10/25/17		948	950,658
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		225	226,618

			8,591,855
Pharmaceuticals — 0.2%
Aptalis Pharma, Inc. (FKA Aptalis Pharma Canada, Inc.), Term B Loan, 6.00%, 10/02/20		2,467	2,478,116
Capsugel Holdings U.S., Inc., Initial Term Loan (New), 3.50%, 8/01/18		880	877,903
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		350	344,400
Term B-3 Loan, 7.75%, 5/15/18		134	132,304
Pacific Industrial Services Finco Pty Ltd., Term B Loan, 5.00%, 10/02/18		895	902,276
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		2,206	2,211,945
Patheon, Inc., Initial Term Loan, 8.25%, 12/14/18		243	246,188
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		637	642,756
Valeant Pharmaceuticals International, Term Loan B-C2 Loan, 3.75%, 12/11/19		748	753,949

			8,589,837
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		458	460,010
Real Estate Management & Development — 0.0%
Realogy Corp.:
Extended Synthetic Commitment, 4.4%, 10/10/16		75	75,918
Initial Term B Loan, 4.50%, 3/05/20		2,338	2,360,908

			2,436,826
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.00%, 2/28/20		1,587	1,600,610
NXP BV/NXP Funding LLC, Tranche C Loan, 4.75%, 1/10/20		1,141	1,152,789
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		685	688,186

			3,441,585
Software — 0.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		442	440,837
First Data Corp.:
2018 Dollar Term Loan, 4.17%, 3/23/18		750	750,270
2018B New Term Loan, 4.17%, 9/24/18		570	570,536
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/12/20		360	362,250
StoneRiver Group LP, Initial Term Loan (First Lien), 4.50%, 11/30/19		1,401	1,393,693

			3,517,586
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		134	134,464

26	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19	USD	600	$601,393
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19		1,255	1,260,925
J. Crew Group, Inc., Term B-1 Loan, 4.00%, 3/07/18		571	572,893
Neiman Marcus Group Ltd., Inc., Term Loan, 5.00%, 10/25/20		985	991,284
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		2,283	2,288,457
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		315	322,201
SRAM LLC, Term Loan (First Lien), 4.00%, 4/10/20		573	569,440

			6,741,057
Textiles, Apparel & Luxury Goods — 0.1%
Leslie’s Poolmart, Inc., Term B Loan, 5.25%, 10/16/19		779	782,574
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20 (b)		2,637	2,645,319
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20		1,325	1,327,693

			4,755,586
Wireless Telecommunication Services — 0.0%
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		625	625,100
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		970	971,538

			1,596,638
Total Floating Rate Loan Interests — 4.0%			204,083,129

Foreign Government Obligations		Par (000)	Value
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 10/04/20		5,000	5,068,750
5.88%, 7/25/22		2,500	2,428,125

			7,496,875
Total Foreign Government Obligations — 0.1%			7,496,875

Investment Companies (h)		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (d)		3,503,868	327,261,271
iShares U.S. Preferred Stock ETF		1,343,702	51,329,416
Total Investment Companies — 7.4%			378,590,687

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 4.6%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, 0.44%, 11/25/35 (b)	USD	5,097	4,589,626

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Alternative Loan Trust:
Series 2005-36, Class 2A1A, 0.48%, 8/25/35 (b)	USD	5,751	$4,055,041
Series 2005-46CB, Class A20, 5.50%, 10/25/35		552	488,991
Series 2005-63, Class 3A3, 5.36%, 11/25/35 (b)		8,246	6,414,458
Series 2005-63, Class 5A1, 2.77%, 12/25/35 (b)		1,390	1,117,020
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		277	244,354
Series 2005-86CB, Class A8, 5.50%, 2/25/36		473	440,698
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		2,346	1,811,330
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,712	2,003,882
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,346	965,758
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,626	1,381,028
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,386	1,839,788
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,535	2,016,364
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		4,173	3,302,680
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		7,071	5,287,502
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		5,591	4,348,658
Series 2006-5T2, Class A3, 6.00%, 4/25/36		947	779,465
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,334	1,700,909
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,212	977,912
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,329	2,412,315
Series 2007-12T1, Class A22, 5.75%, 6/25/37		5,048	4,158,851
Series 2007-12T1, Class A5, 6.00%, 6/25/37		1,120	937,002
Series 2007-15CB, Class A7, 6.00%, 7/25/37		871	738,243
Series 2007-16CB, Class 1A7, 6.00%, 8/25/37		442	390,646
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		987	859,685
Series 2007-19, Class 1A4, 6.00%, 8/25/37		3,403	2,674,724
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,656	1,301,360
Series 2007-6, Class A4, 5.75%, 4/25/47		4,151	3,270,242
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		601	479,349
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,370	1,091,740
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		3,556	2,325,525
Series 2007-OA11, Class A1A, 1.53%, 11/25/47 (b)		7,510	5,317,969

BLACKROCK FUNDS II	OCTOBER 31, 2013	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 2007-OA8, Class 2A1, 0.35%, 6/25/47 (b)	USD	6,324	$4,679,120
Series 2008-2R, Class 2A1, 6.00%, 8/25/37		474	372,754
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		3,066	1,928,382
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.30%, 3/25/47 (b)		7,029	5,167,417
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.36%, 5/25/47 (b)		5,479	3,850,113
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		2,144	1,643,189
Series 2006-D, Class 6A1, 5.04%, 5/20/36 (b)		1,239	1,037,043
Series 2006-G, Class 2A1, 0.39%, 7/20/36 (b)		6,006	5,452,803
Series 2007-D, Class 1A1, 0.38%, 6/20/47 (b)		5,317	4,311,911
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.26%, 1/25/35 (b)		76	75,617
Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.61%, 4/25/36 (b)		10,199	6,040,855
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		302	254,775
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-15, Class A1, 5.50%, 8/25/35		34	32,083
Series 2006-OA4, Class A1, 1.11%, 4/25/46 (b)		2,016	1,117,208
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (b)		140	107,335
Series 2007-2, Class A16, 6.00%, 3/25/37		3,438	3,102,005
Series 2007-21, Class 1A1, 6.25%, 2/25/38		740	637,406
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		2,129	1,717,949
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,252	2,623,328
Credit Suisse Mortgage Capital Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		1,100	1,024,905
Credit Suisse Mortgage Capital Trust, Series 2013-7R, Class 6A1, 4.38%, 6/26/47 (a)(b)		6,928	7,092,809
Crusade Global Trust, Series 2005-2, Class A1, 0.32%, 8/14/37 (b)		854	846,663
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.36%, 8/25/47 (b)		5,562	4,475,952
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.88%, 2/25/37 (b)		4,462	3,105,837
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 5.12%, 5/25/35 (b)		199	196,378
GSR Mortgage Loan Trust:
Series 2005-AR6, Class 2A1, 2.65%, 9/25/35 (b)		4,600	4,568,413
Series 2005-AR6, Class 4A5, 2.67%, 9/25/35 (b)		7,373	7,210,212
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		171	161,908

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Homebanc Mortgage Trust:
Series 2005-5, Class A1, 0.43%, 1/25/36 (b)	USD	3,578	$2,957,941
Series 2006-2, Class A1, 0.35%, 12/25/36 (b)		7,785	6,581,039
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		2,269	1,964,842
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,883	1,800,466
IndyMac Index Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.55%, 3/25/35 (b)		3,629	3,598,364
Series 2006-AR3, Class 3A1A, 2.66%, 4/25/36 (b)		647	477,794
Series 2007-AR15, Class 1A1, 4.89%, 8/25/37 (b)		346	261,379
Series 2007-AR15, Class 2A1, 4.54%, 8/25/37 (b)		556	462,390
Series 2007-FLX3, Class A1, 0.41%, 6/25/37 (b)		4,674	4,079,177
Medallion Trust, Series 2006-1G, Class A1, 0.30%, 6/14/37 (b)		730	724,530
Merrill Lynch Alternative Note Asset Trust Series, Series 2007-AF1, Class AV1, 2.84%, 6/25/37 (b)		2,910	1,821,740
MortgageIT Trust, Series 2005-4, Class A1, 0.45%, 10/25/35 (b)		7,276	6,346,203
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		513	516,323
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		987	940,166
Progress Trust, Series 2007-1GA, Class 1A, 0.40%, 8/19/38 (a)(b)		780	769,569
Residential Accredit Loans, Inc.:
Series 2005-QS1, Class A5, 5.50%, 1/25/35		186	183,353
Series 2006-QS12, Class 2A4, 6.00%, 9/25/36		335	271,241
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		636	496,303
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		660	501,152
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		221	197,259
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.05%, 4/25/47 (b)		950	721,180
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.40%, 2/25/36 (b)		11,554	8,964,919
WaMu Mortgage Pass-Through Certificates:
Series 2005-AR12, Class 1A6, 2.37%, 10/25/35 (b)		5,500	5,199,579
Series 2005-AR15, Class A1A1, 0.43%, 11/25/45 (b)		5,101	4,729,835
Series 2005-AR17, Class A1A1, 0.44%, 12/25/45 (b)		10,398	9,414,478
Series 2005-AR19, Class A1A2, 0.46%, 12/25/45 (b)		6,284	5,766,483
Series 2006-AR3, Class A1A, 1.16%, 2/25/46 (b)		9,146	8,547,271
Series 2007-OA5, Class 1A, 0.90%, 6/25/47 (b)		6,826	5,847,733
Series 2007-OA6, Class 1A, 0.96%, 7/25/47 (b)		9,165	7,776,399

28	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-8, Class A5, 5.17%, 10/25/36 (c)	USD	2,118	$1,469,115

			235,945,708
Commercial Mortgage-Backed Securities — 3.7%
Banc of America Commercial Mortgage Trust:
Series 2006-1, Class A4, 5.37%, 9/10/45 (b)		3,670	3,958,601
Series 2007-1, Class A4, 5.45%, 1/15/49		3,988	4,389,455
Series 2007-3, Class A1A, 5.56%, 6/10/49 (b)		1,814	1,986,217
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B, 5.00%, 7/10/45 (b)		2,500	2,657,883
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW12, Class A4, 5.71%, 9/11/38 (b)		1,705	1,870,738
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,414	2,665,528
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,651	2,957,541
Series 2007-T28, Class AJ, 5.96%, 9/11/42 (b)		2,000	2,164,396
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class A4, 5.32%, 12/11/49		3,925	4,348,971
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (b)		3,427	3,892,143
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		2,250	2,430,389
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,200	2,540,338
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,119,814
Commercial Mortgage Trust:
Series 2006-C8, Class A1A, 5.29%, 12/10/46		1,556	1,719,745
Series 2006-GG7, Class A4, 5.83%, 7/10/38 (b)		4,452	4,893,437
Series 2007-C9, Class A4, 5.80%, 12/10/49 (b)		3,000	3,415,782
Series 2007-GG11, Class A4, 5.74%, 12/10/49		4,351	4,904,406
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		5,110	5,640,914
Series 2007-GG9, Class AM, 5.48%, 3/10/39		6,570	6,988,141
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	2,818,212
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		945	917,082
Credit Suisse Commercial Mortgage Pass-Through Certificates:
Series 2006-C3, Class A3, 5.79%, 6/15/38 (b)		3,558	3,891,430
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,865,553
Series 2006-C5, Class A3, 5.31%, 12/15/39		2,441	2,662,653
Del Coronado Trust, Series 2013-HDC Class A, 0.97%, 3/15/26 (a)(b)		645	643,969

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
GE Capital Commercial Mortgage Corp. Series Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)	USD	2,079	$2,287,297
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A, 5.23%, 11/10/45 (b)		3,352	3,604,677
GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	4,964,500
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,079,204
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		4,590	5,049,831
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		7,000	7,536,970
Series 2007-CB18, Class A4, 5.44%, 6/12/47		7,150	7,920,005
Series 2007-CB20, Class AJ, 6.07%, 2/12/51 (b)		5,000	5,196,125
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		3,045	3,376,092
Series 2013-ALC, Class D, 3.62%, 7/17/26 (a)(b)		4,000	3,896,572
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.88%, 7/15/44 (b)		5,000	5,595,630
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 5.86%, 6/15/38 (b)		3,750	4,121,216
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,735	4,149,290
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		7,400	7,819,898
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	796,204
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/01/32 (a)(b)		7,000	6,563,900
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.85%, 6/12/50 (b)		1,139	1,230,067
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-4, Class A1A, 5.17%, 12/12/49 (b)		3,444	3,775,386
Series 2007-9, Class A4, 5.70%, 9/12/49		3,500	3,929,265
Morgan Stanley Capital I Trust:
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,000	3,179,709
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		3,024	3,329,335
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,412	1,552,501
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,660	3,956,632
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A4, 5.24%, 10/15/44 (b)		2,253	2,404,042
Series 2006-C23, Class A5, 5.42%, 1/15/45 (b)		2,100	2,276,381
Series 2007-C32, Class A1A, 5.73%, 6/15/49 (b)		2,189	2,427,160
Series 2007-C33, Class AM, 5.92%, 2/15/51 (b)		4,670	5,220,528

			191,581,755

BLACKROCK FUNDS II	OCTOBER 31, 2013	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.97%, 12/15/14 (a)(b)	USD	212,500	$1,445,000
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.48%, 9/10/46 (b)		54,848	4,195,861
Commercial Mortgage Pass-Through Certificates, Series 2013-CR11, Class XA, 1.37%, 10/10/46 (b)		60,000	4,995,120
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.75%, 3/10/46 (b)		8,079	741,868
Series 2013-CR10, Class XA, 1.22%, 8/10/46 (b)		158,162	9,820,745
Series 2013-LC13, Class XA, 1.64%, 8/10/46 (b)		61,128	5,138,548
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		43,976	1,645,375
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA, 1.05%, 8/15/46 (b)		117,712	6,207,543
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-INN, Class XCP, 0.76%, 10/15/14 (a)(b)		488,750	3,589,258
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-ALC, Class XCP, 1.02%, 7/17/26 (a)(b)		250,000	3,025,000
Series 2013-LC11, Class XA, 1.59%, 4/15/46 (b)		12,882	1,286,476
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.94%, 6/15/46 (b)		42,404	2,585,262
Series 2013-C15, Class XA, 0.72%, 8/15/46 (b)		115,320	5,055,962

			49,732,018
Total Non-Agency Mortgage-Backed Securities — 9.3%			477,259,481

Participation Notes		Shares
Multi-Utilities — 0.0%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17		44,323	1,936,086

Preferred Securities	Par (000)		Value
Capital Trusts
Capital Markets — 0.6%
The Bank of New York Mellon Corp., 4.50% (b)(i)	USD	20,003	18,252,737
Goldman Sachs Capital I, 6.35%, 2/15/34		9,000	9,007,830
UBS AG, 7.63%, 8/17/22		2,000	2,280,210

			29,540,777
Commercial Banks — 1.2%
Barclays Bank PLC, 7.63%, 11/21/22		10,000	10,315,000
BPCE SA, 12.50% (b)(i)		9,000	11,508,750
Dresdner Funding Trust I, 8.15%, 6/30/31		250	253,125
Fifth Third Bancorp, 5.10% (b)(i)		12,500	11,250,000
HSBC Capital Funding LP, 10.18% (b)(i)		1,260	1,801,800
Macquarie Bank Ltd., 10.25%, 6/20/57		3,000	3,360,000
Mizuho Capital Investment USD 1 Ltd., 6.69% (b)(i)		100	108,000
Northgroup Preferred Capital Corp., 6.38% (i)		5,500	5,541,250

Preferred Securities	Par (000)		Value
Capital Trusts (continued)
Commercial Banks (concluded)
Resona Preferred Global Securities Cayman Ltd., 7.19% (b)(i)	USD	200	$214,000
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23		5,000	4,668,750
SMFG Preferred Capital USD 1 Ltd., 6.08% (b)(i)		150	165,750
SMFG Preferred Capital USD 3 Ltd., 9.50% (b)(i)		400	500,360
Wachovia Capital Trust III, 5.57% (b)(i)		5,550	5,189,250
Wells Fargo & Co., 7.98% (b)(i)		8,450	9,527,375

			64,403,410
Consumer Finance — 0.2%
American Express Co., 6.80%, 9/01/66 (b)		7,600	8,113,000
Diversified Financial Services — 2.0%
Bank of America Corp., 5.20% (b)(i)		24,160	21,925,200
BNP Paribas SA, 7.20% (b)(i)		2,000	2,082,500
Citigroup, Inc., 5.95% (b)(i)		3,900	3,719,625
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)		10,000	10,935,500
General Electric Capital Corp.:
5.25% (b)(i)		5,800	5,539,000
6.25% (b)(i)		2,000	2,085,000
7.13% (b)(i)		8,000	8,920,000
Hero Asia Investment Ltd., 5.25% (i)		1,500	1,525,547
JPMorgan Chase & Co.:
5.15% (b)(i)		5,500	4,977,500
6.00%, 12/31/49 (b)(i)		34,495	33,373,913
LBG Capital No. 1 PLC, 7.88%, 11/01/20		5,000	5,362,500
Lloyds Banking Group PLC, 6.66% (b)(i)		3,000	2,850,000
Royal Bank of Scotland Group PLC:
6.99% (b)(i)		100	104,750
7.64% (b)(i)		200	191,500
7.65% (b)(i)		200	208,000
Société Generale SA, 5.92% (b)(i)		200	208,000

			104,008,535
Diversified Telecommunication Services — 0.2%
Telefonica Emisiones SAU, 7.05%, 6/20/36		9,000	9,933,642
Food Products — 0.2%
HJ Heinz Finance Co., 7.13%, 8/01/39		9,645	10,054,913
Independent Power Producers & Energy Traders — 0.3%
Electricite de France SA, 5.25% (b)(i)		15,000	14,745,000
Industrial Conglomerates — 0.1%
Hutchison Whampoa International Ltd., 6.00% (b)(i)		3,000	3,161,250
Insurance — 2.7%
ACE Capital Trust II, 9.70%, 4/01/30		3,000	4,305,000
AIG Life Holdings, Inc., 7.57%, 12/01/45		7,975	9,211,125
The Allstate Corp.:
6.13%, 5/15/67 (b)		500	523,750
6.50%, 5/15/67 (b)		2,300	2,420,980
American International Group, Inc.:
8.18%, 5/15/68 (b)		3,000	3,697,500
6.25%, 3/15/87		2,046	2,071,575
AON PLC, 4.25%, 12/12/42		1,500	1,314,611
AXA SA:
6.38% (b)(i)		11,000	10,821,250
6.46% (b)(i)		6,000	6,097,500
The Chubb Corp., 6.38%, 3/29/67 (b)		1,575	1,716,750

30	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Insurance (concluded)
Genworth Holdings, Inc.:
7.63%, 9/24/21	USD	5,000	$6,130,430
6.50%, 6/15/34		5,000	5,502,755
6.15%, 11/15/66 (b)		4,250	3,848,247
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		2,350	2,750,675
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (b)		2,150	2,236,000
7.80%, 3/07/87		3,450	3,760,500
10.75%, 6/15/88 (b)		1,630	2,477,600
Lincoln National Corp.:
7.00%, 5/17/66 (b)		8,350	8,621,375
6.05%, 4/20/67 (b)		2,860	2,838,550
MetLife Capital Trust IV, 7.88%, 12/15/67		4,550	5,243,875
MetLife Capital Trust X, 9.25%, 4/08/68		6,200	8,013,500
MetLife, Inc., 6.40%, 12/15/66		500	520,625
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	886,500
The Progressive Corp., 6.70%, 6/15/67 (b)		1,250	1,350,000
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		6,675	6,775,125
5.20%, 3/15/44 (b)		5,000	4,850,000
8.88%, 6/15/68 (b)		3,000	3,637,500
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (b)		7,500	7,533,540
Swiss Re Capital I LP, 6.85% (b)(i)		2,100	2,236,500
XL Group PLC, 6.50% (b)(i)		16,200	15,892,200
ZFS Finance USA Trust II, 6.45%, 12/15/65 (b)		1,200	1,284,000

			138,569,538
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (i)		6,946	6,876,540
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	267,187
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (b)		150	140,250
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		5,035	5,563,675

			5,703,925
Road & Rail — 0.1%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		5,000	5,493,750
Total Capital Trusts — 7.8%			400,871,467

Preferred Stocks		Shares	Value
Aerospace & Defense — 0.2%
United Technologies Corp., 7.50%, 8/01/15		190,000	12,023,200
Auto Components — 0.0%
The Goodyear Tire & Rubber Co., 5.88%, 4/01/14		14,550	872,127
Capital Markets — 0.1%
The Goldman Sachs Group, Inc., 5.63% (i)		259,900	5,933,517
Commercial Banks — 0.7%
First Republic Bank:
6.70% (i)		200,000	4,890,000
7.00% (i)		250,000	6,250,000
FNB Corp., 7.25% (i)		80,000	2,000,000
Regions Financial Corp., 6.38% (i)		113,800	2,606,020
U.S. Bancorp, 6.00% (i)		272,000	7,390,240

Preferred Securities		Shares	Value
Preferred Stocks (concluded)
Commercial Banks (concluded)
Wells Fargo & Co., 5.85% (i)		600,000	$14,592,000

			37,728,260
Diversified Financial Services — 0.8%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		378,000	10,395,000
Citigroup, Inc.:
5.80% (i)		200,000	4,258,000
6.88% (i)		400,000	9,940,000
GMAC Capital Trust I, 8.13%, 2/15/40		301,893	8,108,846
Synovus Financial Corp., 7.88% (i)		200,000	5,532,000

			38,233,846
Electric Utilities — 0.2%
Duke Energy Corp., 5.13%, 1/15/73		150,000	3,196,500
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,057,340
Entergy Mississippi, Inc., 6.00%, 5/01/51		170,000	4,120,800

			9,374,640
Insurance — 0.2%
The Allstate Corp., 5.10%, 1/15/53		467,259	11,288,977
Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., 6.25% (i)		200,000	4,194,000
Firstar Realty LLC, 8.88% (i)		5,000	6,176,565
Public Storage, 5.20% (i)		45,000	917,100
Suntrust Real Estate Investment Corp., 9.00% (i)		15	1,836,929
Wachovia Preferred Funding Corp., 7.25% (i)		200,000	5,208,000

			18,332,594
Wireless Telecommunication Services — 0.0%
Crown Castle International Corp., 4.50%, 11/01/16		3,000	307,050
Total Preferred Stocks — 2.6%			134,094,211
Total Preferred Securities — 10.4%			534,965,678

Rights		Shares
Commercial Banks — 0.0%
Mega Financial Holding Co. Ltd. (Expires 12/06/13)		164,081	21,781
Total Rights — 0.0%			21,781

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.1%
Federal Farm Credit Bank, 1.38%, 5/21/19	USD	5,610	5,473,957
Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities, Series 2012-K501, Class C, 3.49%, 11/25/46		5,000	5,020,395
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		7,107	7,366,288

			12,386,683
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.53%, 12/25/25		3,520	473,916
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series K030, Class X1, 0.23%, 4/25/23 (b)		122,867	2,154,983

BLACKROCK FUNDS II	OCTOBER 31, 2013	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 1.0%
Fannie Mae Mortgage-Backed Securities:
3.00%, 11/01/27-4/01/28	USD	18,543	$19,294,218
2.50%, 1/01/28-4/01/28		24,714	24,996,505
2.04%, 3/01/43 (b)		1,867	1,882,336
2.09%, 3/01/43 (b)		4,858	4,911,504

			51,084,563
Total U.S. Government Sponsored Agency Securities — 1.4%			71,574,102
Total Long-Term Investments (Cost — $5,047,070,896) — 101.3%			5,202,111,632

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(j)		65,700,237	$65,700,237

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19%, (h)(j)(k)	USD	9,508	9,508,450
Total Short-Term Securities (Cost — $75,208,687) — 1.4%			75,208,687

Options Purchased
(Cost — $4,383,564) — 0.1%			4,170,386
Total Investments (Cost — $5,126,663,147*) — 102.8%			5,281,490,705
Liabilities in Excess of Other Assets — (2.8)%			(144,693,075)

Net Assets — 100.0%			$5,136,797,630

Notes to Schedule of Investments

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,129,363,099

Gross unrealized appreciation	$199,057,626
Gross unrealized depreciation	(41,930,020)

Net unrealized appreciation	$157,127,606

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Security, or a portion of security, is on loan.

(e)	Non-income producing security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Par is less than $500.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at October 31, 2013	Value at October 31, 2013	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	81,063,181	—		15,362,944	[1]	65,700,237	$65,700,237	$7,968	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$9,508,450	[2]	—		$9,508,450	$9,508,450	$84,651	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,628,290	1,033,650		1,158,072		3,503,868	$327,261,271	$4,701,666	$(2,809,942)
iShares iBoxx $ Investment Grade Corporate Bond ETF	449,979	—		449,979		—	—	$157,416	$(3,165,473)
iShares Intermediate Credit Bond ETF	661,075	—		661,075		—	—	$155,518	$(1,980,488)
iShares U.S. Preferred Stock ETF	2,538,287	—		1,194,585		1,343,702	$51,329,416	$1,008,665	$(1,699,245)

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents the current yield as of report date.

(k)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
(l)	Convertible security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

32	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
67	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	USD	14,768,266	$7,807
(311)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	37,844,813	(341,155)
(1,860)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	236,888,437	(5,616,949)
Total						$(5,950,297)

•	Foreign currency exchange contracts as of October 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	50,000	USD	68,732	UBS AG	11/01/13	$(844)
GBP	471,656	EUR	757,365	The Bank of New York Mellon	11/01/13	8,223
CHF	1,037,455	EUR	1,157,292	The Bank of New York Mellon	11/04/13	2,516
EUR	60,307	NOK	353,755	JPMorgan Chase Bank N.A.	11/04/13	35
GBP	1,070,000	USD	1,714,461	Deutsche Bank AG	11/04/13	1,190
USD	14,672	HKD	113,752	Barclays Bank PLC	11/04/13	—
USD	20,886	ZAR	208,972	Barclays Bank PLC	11/04/13	69
EUR	2,650,000	USD	3,628,812	Deutsche Bank AG	11/05/13	(30,725)
GBP	2,280,000	USD	3,697,077	Deutsche Bank AG	11/05/13	(41,433)
USD	1,080,535	EUR	790,000	Citibank N.A.	11/05/13	7,898
USD	1,714,448	GBP	1,070,000	Deutsche Bank AG	11/05/13	(1,139)
USD	57,215,643	EUR	42,240,000	JPMorgan Chase Bank N.A.	11/05/13	(136,505)
USD	16,205	GBP	10,000	JPMorgan Chase Bank N.A.	11/05/13	171
USD	44,909,185	GBP	27,670,000	JPMorgan Chase Bank N.A.	11/05/13	544,421
USD	68,732	EUR	50,000	UBS AG	11/05/13	844
USD	423,910	EUR	310,000	UBS AG	11/05/13	3,001
CNH	10,551,694	USD	1,736,504	Deutsche Bank AG	11/07/13	(5,704)
CNH	995,955	USD	163,281	Deutsche Bank AG	11/07/13	86
CNH	4,179,161	USD	683,149	Deutsche Bank AG	11/07/13	2,668
USD	2,406,533	SGD	3,006,000	Bank of America N.A.	11/07/13	(13,374)
USD	376,368	CNH	2,295,655	Citibank N.A.	11/07/13	(190)
USD	29,865,606	CNH	182,598,312	Deutsche Bank AG	11/07/13	(86,098)
USD	182,669	CNH	1,111,177	Deutsche Bank AG	11/07/13	402
USD	1,087,839	EUR	796,227	UBS AG	11/21/13	6,712
PLN	5,043,169	USD	1,543,268	Barclays Bank PLC	11/29/13	90,926
TRY	6,572,399	USD	3,323,623	Deutsche Bank AG	11/29/13	(48,222)
USD	3,160,000	TRY	6,572,399	BNP Paribas S.A.	11/29/13	(115,401)
USD	1,580,000	PLN	5,043,169	BNP Paribas S.A.	11/29/13	(54,194)
USD	2,520,000	CLP	1,313,928,000	Citibank N.A.	11/29/13	(33,448)
USD	199,108	CNH	1,213,091	Morgan Stanley & Co. LLC	12/09/13	244
Total						$102,129

•	Exchange-traded options purchased as of October 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Call	EUR	3,100	12/20/13	2,570	$1,535,349
S&P 500 Index	Call	USD	1,800	12/21/13	1,500	1,687,500
Total						$3,222,849

BLACKROCK FUNDS II	OCTOBER 31, 2013	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•	Over-the-counter options purchased as of October 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
KOSPI 200 Index	Bank of America N.A.	Call	KRW	275	12/12/13	437,000,000	$947,537

•	Over-the-counter credit default swaps – sold protection outstanding as of October 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Jaguar Land Rover Automotive PLC	5.00%	Goldman Sachs International	9/20/18	BB	EUR	800	$152,973	$101,624	$51,349
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	64,315	(30,201)	94,516
Total							$217,288	$71,423	$145,865

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

34	BLACKROCK FUNDS II	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$120,176,954	$156,721,613	$276,898,567
Common Stocks	$529,952,811	753,194,431	—	1,283,147,242
Corporate Bonds	—	1,311,968,965	1,326,000	1,313,294,965
Equity-Linked Notes	—	—	652,843,039	652,843,039
Floating Rate Loan Interests	—	181,803,267	22,279,862	204,083,129
Foreign Government Obligations	—	7,496,875	—	7,496,875
Investment Companies	378,590,687	—	—	378,590,687
Non-Agency Mortgage-Backed Securities	—	459,941,861	17,317,620	477,259,481
Participation Notes	—	1,936,086	—	1,936,086
Preferred Securities	134,094,211	400,871,467	—	534,965,678
Rights	—	—	21,781	21,781
U.S. Government Sponsored Agency Securities	—	64,207,814	7,366,288	71,574,102
Short-Term Securities	65,700,237	9,508,450	—	75,208,687
Options Purchased:
Equity Contracts	1,687,500	2,482,886	—	4,170,386
Total	$1,110,025,446	$3,313,589,056	$857,876,203	$5,281,490,705

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$12,033	$657,373	—	$669,406
Interest rate contracts	7,807	—	—	7,807
Credit contracts	—	145,865	—	145,865
Liabilities:
Foreign currency exchange contracts	(844)	(566,433)	—	(567,277)
Interest rate contracts	(5,958,104)	—	—	(5,958,104)
Total	$(5,939,108)	$236,805	—	$(5,702,303)

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$650,268	—	—	$650,268
Foreign currency at value	20,003,471	—	—	20,003,471
Cash pledged for financial futures contracts	3,313,000	—	—	3,313,000
Liabilities:
Cash received as collateral for over-the-counter derivatives	—	$(1,300,000)	—	(1,300,000)
Collateral on securities loaned at value	—	(9,508,450)	—	(9,508,450)
Total	$23,966,739	$(10,808,450)	—	$13,158,289

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2013.

BLACKROCK FUNDS II	OCTOBER 31, 2013	35

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Equity Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Rights	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of July 31, 2013	$102,630,863	—	$359,565,064	$21,261,374	—	—	—	$483,457,301
Transfers into Level 3	2,985,000	$71,093	—	—	—	—	—	3,056,093
Transfers out of Level 3	(2,377,825)	—	—	(9,812,343)	—	—	—	(12,190,168)
Accrued discounts/premiums	96,721	—	—	(4,678)	—	—	$(1,204)	90,839
Net realized gain (loss)	43,574	(125,161)	(706,922)	(44,749)	—	—	—	(833,258)
Net change in unrealized appreciation/depreciation[1]	877,548	155,242	3,006,695	6,192	$(330,124)	$21,781	1,870	3,739,204
Purchases	53,862,010	1,300,000	648,388,327	14,536,099	17,647,744	—	7,462,125	743,196,305
Sales	(1,396,278)	(75,174)	(357,410,125)	(3,662,033)	—	—	(96,503)	(362,640,113)
Closing Balance, as of October 31, 2013	$156,721,613	$1,326,000	$652,843,039	$22,279,862	$17,317,620	$21,781	$7,366,288	$857,876,203

[1]	The change in unrealized appreciation/depreciation on investments still held as of October 31, 2013 was $5,196,077.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value in such Level 3 investments.

36	BLACKROCK FUNDS II	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 23, 2013